UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq. One Madison Avenue New York, NY 10010

Registrant's telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1. Reports to Shareholders.

The Royce Funds	December 31, 2025

Royce Small-Cap Fund Consultant Class—RYPCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Consultant Class	$206	1.98%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.94% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

1

ROYCE SMALL-CAP FUND—CONSULTANT CLASS (RYPCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	7.94	7.31	10.00
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

2

ROYCE SMALL-CAP FUND—CONSULTANT CLASS (RYPCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
Digi International	1.1
International General Insurance Holdings	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-CC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Small-Cap Fund Investment Class—PENNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Investment Class	$99	0.95%

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 8.95% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

ROYCE SMALL-CAP FUND—INVESTMENT CLASS (PENNX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	8.95	8.38	11.11
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

2

ROYCE SMALL-CAP FUND—INVESTMENT CLASS (PENNX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-IC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Small-Cap Fund Institutional Class—RPMIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Institutional Class	$95	0.91%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 9.00% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

4

ROYCE SMALL-CAP FUND—INSTITUTIONAL CLASS (RPMIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Institutional Class	9.00	8.45	11.19
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

ROYCE SMALL-CAP FUND—INSTITUTIONAL CLASS (RPMIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Fund Service Class—RYPFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Service Class	$135	1.29%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 8.62% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

ROYCE SMALL-CAP FUND—SERVICE CLASS (RYPFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	8.62	8.05	10.75
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

ROYCE SMALL-CAP FUND—SERVICE CLASS (RYPFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce SMid-Cap Total Return Fund Investment Class—RDVIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce SMid-Cap Total Return Fund—Investment Class	$111	1.09%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce SMid-Cap Total Return Fund advanced 4.17% for the year, lagging its benchmark, the Russell 2500 Index, which was up 11.91% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, trading companies & distributors (Industrials), software (Information Technology), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Consumer Staples contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Consumer Discretionary, and Energy.

At the industry level, specialty retail (Consumer Discretionary), containers & packaging (Materials), and life sciences tools & services (Health Care) were the largest detractors.

The Fund’s top detractor was Bath & Body Works.

Stock selection within Materials detracted most from relative results versus the Russell 2500 Index.

ROYCE SMID-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RDVIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	4.17	9.94	10.09
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Russell 2500 Value Index	12.73	10.02	9.72

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$31
Number of Holdings	45
2025 Portfolio Turnover Rate	47%
Advisory Fees Paid in 2025 (Millions)	$0.5

ROYCE SMID-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RDVIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
FTAI Aviation	4.1
Assured Guaranty	3.8
Advance Auto Parts	3.6
Academy Sports & Outdoors	3.5
Kyndryl Holdings	3.5
Vontier Corporation	3.2
MSC Industrial Direct Cl. A	3.2
AptarGroup	3.1
Kulicke & Soffa Industries	3.1
Silgan Holdings	3.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund; (ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus and any applicable supplements, and the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2500 Index is an index of the 2,500 smallest publicly traded U.S. companies in the Russell 3000 Index. The Russell 2500 Value Index consists of the value stocks within the Russell 2500 as determined by Russell Investments. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard ("GICS"). GICS was developed by, and is the exclusive property of, Standard & Poor's Financial Services LLC ("S&P") and MSCI Inc. ("MSCI"). GICS is the trademark of S&P and MSCI. "Global Industry Classification Standard (GICS)" and "GICS Direct" are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce SMid-Cap Total Return Fund Service Class—RYDVX

Annual Shareholder Report

This annual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce SMid-Cap Total Return Fund—Service Class	$137	1.34%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce SMid-Cap Total Return Fund advanced 4.00% for the year, lagging its benchmark, the Russell 2500 Index, which was up 11.91% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, trading companies & distributors (Industrials), software (Information Technology), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Consumer Staples contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Consumer Discretionary, and Energy.

At the industry level, specialty retail (Consumer Discretionary), containers & packaging (Materials), and life sciences tools & services (Health Care) were the largest detractors.

The Fund’s top detractor was Bath & Body Works.

Stock selection within Materials detracted most from relative results versus the Russell 2500 Index.

ROYCE SMID-CAP TOTAL RETURN FUND—SERVICE CLASS (RYDVX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	4.00	9.67	9.81
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Russell 2500 Value Index	12.73	10.02	9.72

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$31
Number of Holdings	45
2025 Portfolio Turnover Rate	47%
Advisory Fees Paid in 2025 (Millions)	$0.5

ROYCE SMID-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RDVIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
FTAI Aviation	4.1
Assured Guaranty	3.8
Advance Auto Parts	3.6
Academy Sports & Outdoors	3.5
Kyndryl Holdings	3.5
Vontier Corporation	3.2
MSC Industrial Direct Cl. A	3.2
AptarGroup	3.1
Kulicke & Soffa Industries	3.1
Silgan Holdings	3.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund; (ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus and any applicable supplements, and the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company ("Russell") is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell's express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2500 Index is an index of the 2,500 smallest publicly traded U.S. companies in the Russell 3000 Index. The Russell 2500 Value Index consists of the value stocks within the Russell 2500 as determined by Russell Investments. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard ("GICS"). GICS was developed by, and is the exclusive property of, Standard & Poor's Financial Services LLC ("S&P") and MSCI Inc. ("MSCI"). GICS is the trademark of S&P and MSCI. "Global Industry Classification Standard (GICS)" and "GICS Direct" are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce International Premier Fund Investment Class—RIPNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest. com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Investment Class	$125	1.19%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.69% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

1

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	9.69	-3.19	4.90
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

2

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce International Premier Fund Institutional Class—RIPIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Institutional Class	$109	1.04%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.88% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

3

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Institutional Class	9.88	-3.04	4.96
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

4

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce International Premier Fund Service Class—RYIPX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest. com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Service Class	$151	1.44%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.37% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

1

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Service Class	9.37	-3.44	4.64
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

2

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Micro-Cap Fund Consultant Class—RYMCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Consultant Class	$238	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 12.18% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

1

ROYCE MICRO-CAP FUND—CONSULTANT CLASS (RYMCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	12.18	8.08	9.23
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

2

ROYCE MICRO-CAP FUND—CONSULTANT CLASS (RYMCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-CC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Micro-Cap Fund Investment Class—RYOTX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Investment Class	$132	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.33% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’'s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

1

ROYCE MICRO-CAP FUND—INVESTMENT CLASS (RYOTX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	13.33	9.24	10.43
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

2

ROYCE MICRO-CAP FUND—INVESTMENT CLASS (RYOTX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Micro-Cap Fund Service Class—RMCFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Service Class	$159	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.08% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

1

ROYCE MICRO-CAP FUND—SERVICE CLASS (RMCFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	13.08	8.95	10.22
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

2

ROYCE MICRO-CAP FUND—SERVICE CLASS (RMCFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Opportunity Fund Consultant Class—ROFCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Consultant Class	$236	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 10.79% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—CONSULTANT CLASS (ROFCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Consultant Class	10.79	8.72	11.43
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

2

ROYCE SMALL-CAP OPPORTUNITY FUND—CONSULTANT CLASS (ROFCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-CC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Opportunity Fund Investment Class—RYPNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Investment Class	$131	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.86% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—INVESTMENT CLASS (RYPNX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Investment Class	11.86	9.87	12.64
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

2

ROYCE SMALL-CAP OPPORTUNITY FUND—INVESTMENT CLASS (RYPNX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Opportunity Fund Institutional Class—ROFIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Institutional Class	$121	1.14%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.92% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—INSTITUTIONAL CLASS (ROFIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Institutional Class	11.92	9.96	12.76
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

2

ROYCE SMALL-CAP OPPORTUNITY FUND—INSTITUTIONAL CLASS (ROFIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Opportunity Fund R Class—ROFRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—R Class	$200	1.89%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.21% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—R CLASS (ROFRX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

R Class	11.21	9.17	11.94
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

2

ROYCE SMALL-CAP OPPORTUNITY FUND—R CLASS (ROFRX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-RC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Opportunity Fund Service Class—RYOFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Service Class	$158	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 11.58% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—SERVICE CLASS (RYOFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Service Class	11.58	9.57	12.35
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

2

ROYCE SMALL-CAP OPPORTUNITY FUND—SERVICE CLASS (RYOFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-SC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Premier Fund Consultant Class—RPRCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Consultant Class	$229	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 4.53% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

1

ROYCE PREMIER FUND—CONSULTANT CLASS (RPRCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Consultant Class	4.53	4.43	9.13
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

2

ROYCE PREMIER FUND—CONSULTANT CLASS (RPRCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-CC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Premier Fund Investment Class—RYPRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Investment Class	$125	1.22%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.63% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

1

ROYCE PREMIER FUND—INVESTMENT CLASS (RYPRX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	5.63	5.56	10.34
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

2

ROYCE PREMIER FUND—INVESTMENT CLASS (RYPRX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-IC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Premier Fund Institutional Class—RPFIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Institutional Class	$118	1.15%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.59% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

1

ROYCE PREMIER FUND—INSTITUTIONAL CLASS (RPFIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Institutional Class	5.59	5.63	10.41
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

2

ROYCE PREMIER FUND—INSTITUTIONAL CLASS (RPFIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial nformation	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-INC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Premier Fund Service Class—RPFFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Service Class	$153	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.30% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

1

ROYCE PREMIER FUND—SERVICE CLASS (RPFFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	5.30	5.26	9.99
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

2

ROYCE PREMIER FUND—SERVICE CLASS (RPFFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Special Equity Fund Consultant Class—RSQCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Consultant Class	$227	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.29% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—CONSULTANT CLASS (RSQCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	2.29	5.49	6.78
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—CONSULTANT CLASS (RSQCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-CC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Special Equity Fund Investment Class—RYSEX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Investment Class	$126	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.34% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INVESTMENT CLASS (RYSEX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	3.34	6.63	7.93
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INVESTMENT CLASS (RYSEX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Special Equity Fund Institutional Class—RSEIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Institutional Class	$120	1.18%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.41% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INSTITUTIONAL CLASS (RSEIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Institutional Class	3.41	6.73	8.01
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INSTITUTIONAL CLASS (RSEIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Special Equity Fund Service Class—RSEFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.13% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—SERVICE CLASS (RSEFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	3.13	6.36	7.68
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—SERVICE CLASS (RSEFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Total Return Fund Consultant Class—RYTCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Consultant Class	$219	2.17%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 1.52% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—CONSULTANT CLASS (RYTCX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Consultant Class	1.52	7.75	8.30
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

2

ROYCE SMALL-CAP TOTAL RETURN FUND—CONSULTANT CLASS (RYTCX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-CC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Total Return Fund Investment Class—RYTRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Investment Class	$115	1.14%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.43% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RYTRX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Investment Class	2.43	8.82	9.37
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

2

ROYCE SMALL-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RYTRX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Total Return Fund Institutional Class—RTRIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Institutional Class	$103	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.54% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—INSTITUTIONAL CLASS (RTRIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Institutional Class	2.54	8.93	9.49
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

2

ROYCE SMALL-CAP TOTAL RETURN FUND—INSTITUTIONAL CLASS (RTRIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Total Return Fund R Class—RTRRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—R Class	$187	1.85%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 1.80% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—R CLASS (RTRRX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

R Class	1.80	8.11	8.67
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

2

ROYCE SMALL-CAP TOTAL RETURN FUND—R CLASS (RTRRX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-RC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Total Return Fund Service Class—RYTFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.13% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

 1

ROYCE SMALL-CAP TOTAL RETURN FUND—SERVICE CLASS (RYTFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	2.13	8.53	9.07
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

 2

ROYCE SMALL-CAP TOTAL RETURN FUND—SERVICE CLASS (RYTFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Smaller-Companies Growth Fund Investment Class—RVPHX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Investment Class	$112	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.94% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

1

ROYCE SMALLER-COMPANIES GROWTH FUND—INVESTMENT CLASS (RVPHX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	19.94	4.71	10.54
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

2

ROYCE SMALLER-COMPANIES GROWTH FUND—INVESTMENT CLASS (RVPHX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-IC-ATSR-1225	3

3

The Royce Funds	December 31, 2025

Royce Smaller-Companies Growth Fund Institutional Class—RVPIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Institutional Class	$112	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.80% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

1

Royce Smaller-Companies Growth Fund —INSTITUTIONAL CLASS (RVPIX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Institutional Class	19.80	4.72	10.57
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

2

Royce Smaller-Companies Growth Fund —INSTITUTIONAL CLASS (RVPIX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-INC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Smaller-Companies Growth Fund Service Class—RYVPX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Service Class	$159	1.45%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.34% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

1

Royce Smaller-Companies Growth Fund — SERVICE CLASS (RYVPX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	19.34	4.39	10.22
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

2

Royce Smaller-Companies Growth Fund—SERVICE CLASS (RYVPX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0
Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-SC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Value Fund Investment Class—RVVHX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Investment Class	$128	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 7.03% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP VALUE FUND—INVESTMENT CLASS (RVVHX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	7.03	10.16	7.94
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$98
Number of Holdings	79
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$1.0

2

ROYCE SMALL-CAP VALUE FUND—INVESTMENT CLASS (RVVHX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Diebold Nixdorf	2.1
Catalyst Pharmaceuticals	2.0
IBEX	1.9
TD SYNNEX	1.9
Timberland Bancorp	1.8
Lear Corporation	1.8
M/I Homes	1.8
Unity Bancorp	1.8
Buckle (The)	1.8
Interface	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-IC-ATSR-1225	3

The Royce Funds	December 31, 2025

Royce Small-Cap Value Fund Service Class—RYVFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Service Class	$154	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 6.68% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP VALUE FUND—SERVICE CLASS (RYVFX)	Annual Shareholder Report—December 31, 2025

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/15 through 12/31/25 ($)

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	6.68	9.88	7.68
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/25

Net Assets (Millions)	$98
Number of Holdings	79
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$1.0

2

ROYCE SMALL-CAP VALUE FUND—SERVICE CLASS (RYVFX)	Annual Shareholder Report—December 31, 2025

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/25 (%)

Top 10 Positions
Diebold Nixdorf	2.1
Catalyst Pharmaceuticals	2.0
IBEX	1.9
TD SYNNEX	1.9
Timberland Bancorp	1.8
Lear Corporation	1.8
M/I Homes	1.8
Unity Bancorp	1.8
Buckle (The)	1.8
Interface	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-SC-ATSR-1225	3

Item 2. Code(s) of Ethics.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the Registrant did not: (i) amend any provision of its code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions or (ii) grant any waiver, including an implicit waiver, from a provision of such code of ethics to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the Registrant has determined that it has an audit committee financial expert serving on its Audit Committee.

(a)(2)	Patricia W. Chadwick and Julia W. Poston were designated by the Board of Trustees as the Registrant’s Audit Committee Financial Experts, effective April 8, 2010, and July 13, 2023, respectively. Ms. Chadwick and Ms. Poston are “independent” as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

Year ended December 31, 2025 - $306,070

Year ended December 31, 2024 - $297,151

(b)	Audit-Related Fees:

Year ended December 31, 2025 - $0

Year ended December 31, 2024 - $0

(c)	Tax Fees:

Year ended December 31, 2025 - $126,652 – Preparation of tax returns and excise tax review

Year ended December 31, 2024 - $135,259 – Preparation of tax returns and excise tax review

(d)	All Other Fees:

Year ended December 31, 2025 - $0

Year ended December 31, 2024 - $0

(e)(1)	Annual Pre-Approval: On an annual basis, the Registrant’s independent auditor submits to the Audit Committee a schedule of proposed audit, audit-related, tax and other non-audit services to be rendered to the Registrant and/or its investment adviser and its affiliates for the following year that require pre-approval by the Audit Committee. This schedule provides a description of each type of service that is expected to require pre-approval and the maximum fees that can be paid for each such service without further Audit Committee approval. The Audit Committee then reviews and determines whether to approve the types of scheduled services and the projected fees associated with them. Any subsequent revision to already pre-approved services or fees are presented for consideration at the next regularly scheduled Audit Committee meeting, as needed.

If subsequent to the annual pre-approval of services and fees by the Audit Committee, the Registrant and/or its investment adviser and its affiliates determines that it would like to engage the Registrant’s independent auditor to perform a service not already pre-approved, the request is to be submitted to the Registrant’s Chief Financial Officer, and if he or she determines that the service fits within the independence guidelines (i.e., it is not a prohibited service), he or she will then arrange for a discussion of the proposed service and fee to be included on the agenda for the next regularly scheduled Audit Committee meeting so that pre-approval can be considered.

Interim Pre-Approval: If, in the judgment of the Registrant's Chief Financial Officer, a proposed engagement needs to commence before the next regularly scheduled Audit Committee meeting, he or she shall submit a written summary of the proposed engagement to all members of the Audit Committee, outlining the services, the estimated maximum cost, the category of the services (e.g., audit, audit-related, tax or other) and the rationale for engaging the Registrant’s independent auditor to perform the services. To the extent the proposed engagement involves audit, audit-related or tax services, any individual member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement. To the extent the proposed engagement involves non-audit services other than audit-related or tax, only the Chairman of the Audit Committee is authorized to pre-approve the engagement. The Registrant’s Chief Financial Officer will arrange for this interim review and coordinate with the appropriate member(s) of the Audit Committee. The Registrant’s independent auditor may not commence the engagement under consideration until the Registrant’s Chief Financial Officer has informed the auditor in writing that the required pre-approval has been obtained from an individual member of the Audit Committee who is an independent Board member or the Chairman of the Audit Committee, as applicable. Each member of the Audit Committee who pre-approves any engagements in between regularly scheduled Audit Committee meetings is to report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	Not Applicable

(f)	Not Applicable

(g)	Non-Audit Fees:

Year ended December 31, 2025 - $126,652

Year ended December 31, 2024 - $135,259

(h)	No such services were rendered during 2025 or 2024.

(i)	Not Applicable

(j)	Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a)	Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Royce Funds

Financial Statements and

Other Important Information

Annual—December 31, 2025

Royce International Premier Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Small-Cap Fund

Royce Small-Cap Opportunity Fund

Royce Small-Cap Special Equity Fund

Royce Small-Cap Total Return Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund

Royce SMid-Cap Total Return Fund

Schedules of Investments	December 31, 2025

Royce International Premier Fund
Common Stocks - 91.2%
	SHARES	VALUE

AUSTRALIA – 3.0%
Cochlear [1]	6,616	$1,146,613
Hansen Technologies [1]	411,660	1,449,876
Total (Cost $1,867,968)		2,596,489

BRAZIL – 1.5%
Odontoprev [1]	662,788	1,350,575
Total (Cost $1,185,883)		1,350,575

CANADA – 3.4%
†CAE [2]	56,691	1,724,004
†FirstService Corporation	7,977	1,240,663
Total (Cost $2,839,032)		2,964,667

FINLAND – 1.4%
Enento Group [1]	64,680	1,204,814
Total (Cost $1,535,018)		1,204,814

FRANCE – 8.9%
Antin Infrastructure Partners [1]	79,945	1,059,471
Gaztransport Et Technigaz [1]	12,026	2,206,316
Lectra [1]	45,545	1,361,069
†Planisware [1]	44,012	1,215,603
Robertet [1]	1,867	1,922,519
Total (Cost $7,336,110)		7,764,978

GERMANY – 3.0%
CTS Eventim AG & Co. [1]	23,208	2,130,305
†JDC Group [1,2]	16,192	485,182
Total (Cost $2,599,973)		2,615,487

INDIA – 2.7%
AIA Engineering [1]	23,636	1,054,170
†Triveni Turbine [1]	215,072	1,289,114
Total (Cost $2,385,068)		2,343,284

ISRAEL – 3.6%
†Cellebrite DI [2]	80,048	1,443,265
Nice ADR [2]	14,790	1,671,862
Total (Cost $3,268,385)		3,115,127

ITALY – 3.7%
Carel Industries [1]	67,861	1,954,174
†SOL [1]	22,153	1,273,886
Total (Cost $2,480,461)		3,228,060

JAPAN – 21.5%
BML [1]	88,000	2,166,197
†Business Engineering [1]	121,500	1,322,318
†Daiei Kankyo [1]	22,300	553,571
Dexerials [1]	111,600	1,876,475
Maruwa [1]	7,900	2,136,307
OBIC Business Consultants [1]	39,100	2,111,228
Riken Keiki [1]	109,200	2,233,550
TKC Corporation [1]	73,400	2,019,586
USS [1]	200,500	2,199,560
Zuken [1]	68,100	2,124,557
Total (Cost $13,595,803)		18,743,349

LITHUANIA – 1.6%
†Baltic Classifieds Group [1]	501,292	1,371,488
Total (Cost $1,930,497)		1,371,488

NETHERLANDS – 1.0%
IMCD [1]	9,954	905,570
Total (Cost $620,483)		905,570

NORWAY – 2.5%
†Medistim [1]	32,535	834,910
†SmartCraft [1,2]	539,976	1,339,944
Total (Cost $2,010,471)		2,174,854

POLAND – 1.6%
Asseco Poland [1]	21,911	1,393,116
Total (Cost $297,350)		1,393,116

SINGAPORE – 2.1%
XP Power [1,2]	148,985	1,793,372
Total (Cost $1,831,078)		1,793,372

SOUTH KOREA – 2.2%
NICE Information Service [1]	161,454	1,901,981
Total (Cost $2,942,598)		1,901,981

SWEDEN – 4.3%
†Hemnet Group [1]	38,288	718,825
Karnov Group [1,2]	146,260	1,598,118
Vitec Software Group Cl. B [1]	42,660	1,428,272
Total (Cost $3,378,454)		3,745,215

SWITZERLAND – 6.1%
†Accelleron Industries [1]	9,495	736,752
Kardex Holding [1]	4,278	1,482,190
Partners Group Holding [1]	1,145	1,406,529
VZ Holding [1]	9,041	1,695,878
Total (Cost $1,760,441)		5,321,349

UNITED KINGDOM – 17.1%
Ashtead Technology Holdings [1]	484,013	2,011,992
CVS Group [1]	108,314	1,874,779
Diploma [1]	36,144	2,579,563
DiscoverIE Group [1]	283,140	2,289,700
†GlobalData [1]	920,728	1,368,698
Halma [1]	43,061	2,040,683
Intertek Group [1]	28,337	1,757,400
Rightmove [1]	136,242	952,483
Total (Cost $14,228,989)		14,875,298

TOTAL COMMON STOCKS
(Cost $68,094,062)		79,409,073

PREFERRED STOCK – 1.7%
GERMANY – 1.7%
FUCHS[1]	32,393	1,450,934
(Cost $1,025,660)		1,450,934

INVESTMENTS AT VALUE
(Cost $69,119,722)		80,860,007

See Notes to Financial Statements	1

Schedules of Investments	December 31, 2025

Royce International Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $3,408,432 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $3,476,039)
(Cost $3,407,864)	$3,407,864

TOTAL INVESTMENTS – 96.8%
(Cost $72,527,586)	84,267,871

CASH AND OTHER ASSETS LESS LIABILITIES - 3.2%	2,800,735

NET ASSETS – 100.0%	$87,068,606

Royce Micro-Cap Fund
Common Stocks - 98.0%
	SHARES	VALUE

COMMUNICATION SERVICES – 2.5%
ENTERTAINMENT – 1.1%
IMAX Corporation [2]	92,293	$3,411,149
INTERACTIVE MEDIA & SERVICES - 0.8%
DHI Group [2]	246,129	381,500
QuinStreet [2]	146,699	2,108,065
		2,489,565
MEDIA - 0.6%
Magnite [2]	102,260	1,659,680
Total (Cost $2,829,915)		7,560,394

CONSUMER DISCRETIONARY – 10.3%
AUTOMOBILE COMPONENTS - 0.3%
Stoneridge [2]	167,518	969,929
DIVERSIFIED CONSUMER SERVICES - 1.9%
Legacy Education [2]	253,058	2,578,661
Lincoln Educational Services [2]	131,427	3,173,962
		5,752,623
HOTELS, RESTAURANTS & LEISURE - 1.7%
Century Casinos [2]	461,349	613,594
†First Watch Restaurant Group [2]	39,218	591,407
Lindblad Expeditions Holdings [2]	216,687	3,124,627
†Target Hospitality [2]	102,861	823,917
		5,153,545
HOUSEHOLD DURABLES - 1.4%
Hovnanian Enterprises Cl. A [2]	13,415	1,308,499
Legacy Housing [2]	101,199	1,975,404
†LGI Homes [2]	25,759	1,106,607
		4,390,510
LEISURE PRODUCTS - 1.2%
American Outdoor Brands [2]	236,142	1,825,378
MasterCraft Boat Holdings [2]	91,420	1,728,752
		3,554,130
SPECIALTY RETAIL - 3.5%
Bed Bath & Beyond [2]	211,237	1,153,354
Citi Trends [2]	75,101	3,121,198
†J.Jill	57,183	784,551
OneWater Marine Cl. A [2]	128,061	1,385,620
RealReal [2]	223,739	3,530,602
Shoe Carnival	48,364	816,384
		10,791,709
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Lakeland Industries	106,266	939,391
Total (Cost $28,152,452)		31,551,837

CONSUMER STAPLES – 0.8%
FOOD PRODUCTS - 0.8%
Seneca Foods Cl. A [2]	21,486	2,376,996
Total (Cost $1,152,840)		2,376,996

ENERGY – 4.8%
ENERGY EQUIPMENT & SERVICES - 4.3%
Natural Gas Services Group	115,524	3,887,382
NPK International [2]	302,016	3,600,031
Pason Systems	228,074	1,992,355
Ranger Energy Services Cl. A	125,052	1,748,227
†Select Water Solutions Cl. A	179,694	1,890,381
		13,118,376
OIL, GAS & CONSUMABLE FUELS - 0.5%
SandRidge Energy	97,667	1,409,335
Total (Cost $7,525,870)		14,527,711

See Notes to Financial Statements	2

Schedules of Investments	December 31, 2025

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

FINANCIALS – 15.7%
BANKS - 9.7%
BayCom Corp.	75,606	$2,222,816
†Chain Bridge Bancorp Cl. A [2]	58,448	2,024,639
†Coastal Financial [2]	19,218	2,202,191
Customers Bancorp [2]	43,428	3,175,455
†Esquire Financial Holdings	17,304	1,766,219
HBT Financial	71,524	1,848,895
†Hingham Institution for Savings	6,987	1,984,029
HomeTrust Bancshares	44,284	1,901,555
Investar Holding	141,600	3,783,552
Midway Investments [2,3]	1,858,170	0
†Northeast Bank	23,355	2,427,285
Stellar Bancorp	91,545	2,832,402
†West Coast Community Bancorp [1]	4,719	206,457
Western New England Bancorp	263,296	3,322,796
		29,698,291
CAPITAL MARKETS - 3.6%
Canaccord Genuity Group	301,592	2,430,227
Oppenheimer Holdings Cl. A	32,695	2,363,521
†Perella Weinberg Partners Cl. A	27,885	482,410
Silvercrest Asset Management Group Cl. A	105,793	1,606,996
Sprott	40,488	3,965,762
		10,848,916
CONSUMER FINANCE - 1.1%
EZCORP Cl. A [2]	172,313	3,346,318
FINANCIAL SERVICES - 0.3%
Cass Information Systems	1,586	65,851
Repay Holdings Cl. A [2]	264,411	965,100
		1,030,951
INSURANCE - 1.0%
†International General Insurance Holdings	117,898	2,958,061
Total (Cost $33,724,316)		47,882,537

HEALTH CARE – 12.8%
BIOTECHNOLOGY - 1.5%
†Absci Corporation [2,4]	219,651	766,582
CareDx [2]	108,356	2,041,427
†ORIC Pharmaceuticals [2,4]	203,120	1,661,522
		4,469,531
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
†AngioDynamics [2]	54,331	697,610
Apyx Medical [2]	586,780	2,053,730
Artivion [2]	64,962	2,962,917
†Delcath Systems [2,4]	45,568	460,237
Establishment Labs Holdings [2,4]	56,202	4,096,002
Inogen [2]	164,306	1,104,136
Profound Medical [2]	292,645	2,296,300
		13,670,932
HEALTH CARE PROVIDERS & SERVICES - 0.9%
AMN Healthcare Services [2]	123,317	1,943,476
Cross Country Healthcare [2]	113,158	916,580
		2,860,056
HEALTH CARE TECHNOLOGY - 0.8%
†Simulations Plus [2]	120,661	2,199,650
†SOPHiA GENETICS [2,4]	48,787	227,835
		2,427,485
LIFE SCIENCES TOOLS & SERVICES - 3.4%
†Alpha Teknova [2,4]	86,818	329,908
BioLife Solutions [2]	105,042	2,539,916
†Cytek Biosciences [2]	499,003	2,519,965
†Maravai LifeSciences Holdings Cl. A [2]	489,809	1,591,879
Mesa Laboratories	29,979	2,353,352
†Standard BioTools [2,4]	786,553	1,006,788
		10,341,808
PHARMACEUTICALS - 1.7%
†Esperion Therapeutics [2,4]	565,515	2,092,405
Harrow [2,4]	64,004	3,136,196
		5,228,601
Total (Cost $34,156,641)		38,998,413

INDUSTRIALS – 25.2%
AEROSPACE & DEFENSE - 2.5%
Astronics Corporation [2]	64,115	3,477,598
CPI Aerostructures [2]	303,127	1,200,383
Park Aerospace	144,984	3,093,958
		7,771,939
AIR FREIGHT & LOGISTICS - 1.0%
Forward Air [2,4]	64,067	1,601,675
Radiant Logistics [2]	218,113	1,380,655
		2,982,330
BUILDING PRODUCTS - 1.0%
†Janus International Group [2]	189,295	1,237,989
Quanex Building Products	110,652	1,701,828
		2,939,817
COMMERCIAL SERVICES & SUPPLIES - 4.7%
Acme United	61,998	2,499,140
CECO Environmental [2]	64,331	3,850,210
Liquidity Services [2]	89,148	2,702,076
Montrose Environmental Group [2]	113,185	2,810,384
VSE Corporation	14,081	2,432,774
		14,294,584
CONSTRUCTION & ENGINEERING - 4.6%
Ameresco Cl. A [2]	95,884	2,808,442
Bowman Consulting Group [2,4]	19,051	629,064
Concrete Pumping Holdings	239,783	1,608,944
IES Holdings [2]	6,704	2,607,990
†Limbach Holdings [2]	33,950	2,643,008
NWPX Infrastructure [2]	57,733	3,607,735
		13,905,183
ELECTRICAL EQUIPMENT - 1.6%
American Superconductor [2]	41,960	1,207,609
†Hammond Power Solutions Cl. A	17,718	2,058,699
LSI Industries	94,895	1,738,476
		5,004,784
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	94,177	2,075,661
MACHINERY - 4.3%
†Aebi Schmidt Holding	105,633	1,336,258
Energy Recovery [2]	99,721	1,345,236
Graham Corporation [2]	52,954	3,401,235
Lindsay Corporation	13,135	1,548,222
Luxfer Holdings	222,144	3,005,608
†Perma-Pipe International Holdings [2]	44,582	1,353,510
†Titan International [2]	147,544	1,155,270
Westport Fuel Systems [2,4]	67,279	105,628
		13,250,967
MARINE TRANSPORTATION - 0.5%
Clarkson [1]	28,542	1,467,839

See Notes to Financial Statements	3

Schedules of Investments	December 31, 2025

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
PROFESSIONAL SERVICES - 1.4%
Asure Software [2]	90,836	$855,675
Kforce	36,546	1,130,002
†Mistras Group [2]	43,195	546,417
Resources Connection	130,515	657,796
TrueBlue [2]	215,925	982,459
		4,172,349
TRADING COMPANIES & DISTRIBUTORS - 2.9%
Alta Equipment Group	163,792	753,443
Distribution Solutions Group [2]	79,378	2,174,163
EVI Industries	85,622	2,109,726
Titan Machinery [2]	110,198	1,657,378
Transcat [2]	40,834	2,316,513
		9,011,223
Total (Cost $58,671,946)		76,876,676

INFORMATION TECHNOLOGY – 21.3%
COMMUNICATIONS EQUIPMENT - 4.4%
ADTRAN Holdings [2]	289,084	2,512,140
Applied Optoelectronics [2,4]	96,974	3,380,514
Clearfield [2]	71,769	2,092,066
Digi International [2]	79,635	3,447,399
NETGEAR [2]	24,153	592,473
†Ribbon Communications [2]	437,471	1,259,917
		13,284,509
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.7%
Arlo Technologies [2]	114,726	1,605,017
Bel Fuse Cl. B	22,359	3,792,757
Climb Global Solutions	22,416	2,304,141
†Kraken Robotics [2]	185,609	865,468
LightPath Technologies Cl. A [2]	354,795	3,831,786
Luna Innovations [1,2,4]	127,031	139,734
nLIGHT [2]	96,612	3,623,916
PAR Technology [2]	40,152	1,456,715
Powerfleet [2]	551,742	2,935,267
Richardson Electronics	250,829	2,729,020
SmartRent Cl. A [2]	161,172	325,567
Vishay Precision Group [2]	78,297	3,014,434
		26,623,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
Aehr Test Systems [2,4]	31,946	644,990
†Alpha and Omega Semiconductor [2]	49,619	982,952
Camtek [2]	21,936	2,332,784
Cohu [2]	137,479	3,199,136
Ichor Holdings [2]	174,572	3,217,362
inTEST Corporation [2]	220,595	1,647,845
Kopin Corporation [2]	1,216,649	2,846,959
Nova [2]	9,332	3,064,535
NVE Corporation	9,462	561,380
†Penguin Solutions [2]	61,517	1,203,273
Ultra Clean Holdings [2]	113,877	2,884,504
		22,585,720
SOFTWARE - 0.4%
†Similarweb [2]	160,845	1,204,729
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
AstroNova [2]	140,945	1,219,174
Total (Cost $41,290,813)		64,917,954

MATERIALS – 4.2%
CHEMICALS - 1.4%
Core Molding Technologies [2]	78,404	1,572,000
†5N Plus [2]	215,151	2,777,659
		4,349,659
METALS & MINING - 2.8%
†Alphamin Resources	100,088	86,776
Altius Minerals	102,661	3,054,661
Ferroglobe	412,754	1,915,179
Major Drilling Group International [2]	369,671	3,474,377
		8,530,993
Total (Cost $8,061,512)		12,880,652

REAL ESTATE – 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Marcus & Millichap	41,706	1,138,157
Total (Cost $1,338,237)		1,138,157

TOTAL COMMON STOCKS
(Cost $216,904,542)		298,711,327

WARRANTS – 0.0%
CONSUMER DISCRETIONARY – 0.0%
SPECIALTY RETAIL - 0.0%
†Bed Bath & Beyond (Warrants)[2,4]	8,840	5,834
(Cost $0)		5,834

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)
(Cost $5,288,380)	5,288,380	5,288,380

INVESTMENTS AT VALUE
(Cost $222,192,922)		304,005,541

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $6,190,608 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $6,313,389)
(Cost $6,189,576)	6,189,576

TOTAL INVESTMENTS – 101.8%
(Cost $228,382,498)	310,195,117

LIABILITIES LESS CASH AND OTHER ASSETS – (1.8)%	(5,355,834)

NET ASSETS – 100.0%	$304,839,283

See Notes to Financial Statements	4

Schedules of Investments	December 31, 2025

Royce Premier Fund
Common Stocks - 98.1%
	SHARES	VALUE

CONSUMER DISCRETIONARY – 12.0%
AUTOMOBILE COMPONENTS - 4.9%
Dorman Products [2]	179,143	$22,068,626
LCI Industries	216,497	26,269,746
		48,338,372
DISTRIBUTORS - 0.9%
Pool Corporation	36,921	8,445,679
HOUSEHOLD DURABLES - 1.7%
Installed Building Products	66,003	17,120,518
LEISURE PRODUCTS - 1.2%
Brunswick Corporation	152,606	11,329,470
SPECIALTY RETAIL - 1.4%
Valvoline [2]	470,303	13,667,005
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Ralph Lauren Cl. A	53,497	18,917,074
Total (Cost $69,015,567)		117,818,118

CONSUMER STAPLES – 2.3%
HOUSEHOLD PRODUCTS - 0.7%
†WD-40 Company	38,085	7,498,937
PERSONAL CARE PRODUCTS - 1.6%
Interparfums	183,780	15,590,057
Total (Cost $16,468,844)		23,088,994

FINANCIALS – 11.4%
CAPITAL MARKETS - 10.5%
†Evercore Cl. A	28,578	9,723,665
Lazard	391,377	19,005,267
Morningstar	70,944	15,416,841
SEI Investments	239,814	19,669,544
TMX Group	779,000	29,643,488
†Victory Capital Holdings Cl. A	150,000	9,463,500
		102,922,305
INSURANCE - 0.9%
†RLI Corp.	147,009	9,405,636
Total (Cost $58,410,427)		112,327,941

HEALTH CARE – 1.4%
LIFE SCIENCES TOOLS & SERVICES - 1.4%
Bio-Techne	235,792	13,866,927
Total (Cost $6,748,948)		13,866,927

INDUSTRIALS – 39.5%
AEROSPACE & DEFENSE - 2.0%
Woodward	65,000	19,650,800
BUILDING PRODUCTS - 3.9%
†AAON	121,166	9,238,907
Simpson Manufacturing	117,682	19,002,113
UFP Industries	109,932	10,009,309
		38,250,329
COMMERCIAL SERVICES & SUPPLIES - 4.6%
Brady Corporation Cl. A	147,000	11,520,390
†MSA Safety	46,882	7,507,683
RB Global	254,041	26,133,198
		45,161,271
CONSTRUCTION & ENGINEERING - 6.7%
Arcosa	361,956	38,483,162
Valmont Industries	69,032	27,772,954
		66,256,116
GROUND TRANSPORTATION - 1.7%
Landstar System	114,032	16,386,398
MACHINERY - 18.7%
Enpro	61,263	13,118,246
ESAB Corporation	266,926	29,820,973
ESCO Technologies	141,506	27,648,857
JBT Marel	252,551	38,051,859
Kadant	48,984	13,961,420
Lincoln Electric Holdings	85,626	20,519,415
Lindsay Corporation	66,411	7,827,864
RBC Bearings [2]	73,121	32,789,650
		183,738,284
PROFESSIONAL SERVICES - 1.9%
Exponent	174,469	12,118,617
Korn Ferry	100,584	6,640,556
		18,759,173
Total (Cost $155,422,411)		388,202,371

INFORMATION TECHNOLOGY – 14.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.0%
Cognex Corporation	376,700	13,553,666
†Knowles Corporation [2]	409,807	8,782,164
Littelfuse	103,394	26,150,410
		48,486,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
Cirrus Logic [2]	239,057	28,328,255
FormFactor [2]	274,804	15,328,567
MKS	258,694	41,339,301
†Onto Innovation [2]	66,573	10,509,214
		95,505,337
Total (Cost $71,833,267)		143,991,577

MATERIALS – 10.5%
CHEMICALS - 4.3%
Innospec	128,599	9,842,967
Quaker Houghton	237,294	32,582,839
		42,425,806
METALS & MINING - 2.8%
Reliance	95,717	27,649,770
PAPER & FOREST PRODUCTS - 3.4%
Stella-Jones	526,048	32,627,202
Total (Cost $58,478,991)		102,702,778

REAL ESTATE – 6.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.3%
Colliers International Group	218,043	32,054,502
FirstService Corporation	191,323	29,756,466
Total (Cost $46,272,198)		61,810,968

TOTAL COMMON STOCKS
(Cost $482,650,653)		963,809,674

INVESTMENTS AT VALUE
(Cost $482,650,653)		963,809,674

See Notes to Financial Statements	5

Schedules of Investments	December 31, 2025

Royce Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $20,072,391 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $20,470,502)
(Cost $20,069,046)	$20,069,046

TOTAL INVESTMENTS – 100.2%
(Cost $502,719,699)	983,878,720

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%	(1,749,730)

NET ASSETS – 100.0%	$982,128,990

Royce Small-Cap Fund Common Stocks - 97.1%
	SHARES	VALUE

COMMUNICATION SERVICES – 0.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
IDT Corporation Cl. B	11,478	$587,788
ENTERTAINMENT - 0.8%
IMAX Corporation [2]	406,039	15,007,202
INTERACTIVE MEDIA & SERVICES - 0.1%
QuinStreet [2]	76,292	1,096,316
Total (Cost $8,629,547)		16,691,306

CONSUMER DISCRETIONARY – 9.0%
AUTOMOBILE COMPONENTS - 2.8%
Dorman Products [2]	124,212	15,301,676
LCI Industries	103,658	12,577,862
Lear Corporation	40,696	4,663,762
Modine Manufacturing [2]	56,720	7,572,687
Visteon Corporation	101,599	9,662,065
		49,778,052
DISTRIBUTORS - 0.0%
Pool Corporation	1,888	431,880
DIVERSIFIED CONSUMER SERVICES - 0.2%
frontdoor [2]	57,275	3,304,195
HOTELS, RESTAURANTS & LEISURE - 0.4%
†Boyd Gaming	48,859	4,164,741
†Brightstar Lottery	248,767	3,850,913
		8,015,654
HOUSEHOLD DURABLES - 1.7%
Champion Homes [2]	34,270	2,895,815
Ethan Allen Interiors	142,448	3,253,513
Installed Building Products	14,059	3,646,764
M/I Homes [2]	96,542	12,352,549
PulteGroup	30,743	3,604,924
†Taylor Morrison Home [2]	65,253	3,841,444
		29,595,009
LEISURE PRODUCTS - 0.7%
Brunswick Corporation	87,072	6,464,225
YETI Holdings [2]	124,092	5,481,144
		11,945,369
SPECIALTY RETAIL - 3.2%
Academy Sports & Outdoors	253,645	12,672,104
Advance Auto Parts	197,793	7,773,265
Asbury Automotive Group [2]	44,759	10,407,810
†Bath & Body Works	119,134	2,392,211
†J.Jill	289,304	3,969,251
OneWater Marine Cl. A [2]	47,102	509,644
Shoe Carnival	241,548	4,077,330
Signet Jewelers	52,347	4,338,519
Valvoline [2]	338,053	9,823,820
Williams-Sonoma	1,193	213,058
		56,177,012
TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Movado Group	26,610	548,698
Total (Cost $125,603,280)		159,795,869

CONSUMER STAPLES – 1.6%
FOOD PRODUCTS - 0.5%
J&J Snack Foods	49,798	4,500,245
Nomad Foods	383,891	4,802,477
		9,302,722
HOUSEHOLD PRODUCTS - 0.4%
WD-40 Company	36,730	7,232,137

See Notes to Financial Statements	6

Schedules of Investments	December 31, 2025

Royce Small-Cap Fund (continued)

	SHARES	VALUE

CONSUMER STAPLES (continued)
PERSONAL CARE PRODUCTS - 0.7%
Interparfums	144,473	$12,255,644
Total (Cost $27,593,899)		28,790,503

ENERGY – 1.8%
ENERGY EQUIPMENT & SERVICES - 0.7%
Pason Systems	1,199,015	10,474,073
Weatherford International	30,772	2,408,217
		12,882,290
OIL, GAS & CONSUMABLE FUELS - 1.1%
†Centrus Energy Cl. A [2]	6,257	1,518,950
Chord Energy	44,165	4,094,096
Matador Resources	97,780	4,149,783
SM Energy	217,179	4,061,247
Teekay Tankers Cl. A	87,803	4,690,436
		18,514,512
Total (Cost $31,428,562)		31,396,802

FINANCIALS – 20.2%
BANKS - 5.2%
Bank of N.T. Butterfield & Son	188,155	9,373,882
BankUnited	142,238	6,339,548
Beacon Financial	152,706	4,026,857
BOK Financial	40,236	4,766,357
†Business First Bancshares	166,007	4,339,423
†Chain Bridge Bancorp Cl. A [2]	37,865	1,311,644
†Civista Bancshares	199,297	4,428,379
CNB Financial	139,548	3,651,971
Coastal Financial [2]	15,773	1,807,428
†Esquire Financial Holdings	18,448	1,882,987
†First Bank	250,887	4,129,600
German American Bancorp	57,339	2,246,542
Hingham Institution for Savings	18,269	5,187,665
Home BancShares	174,614	4,850,777
Live Oak Bancshares	37,493	1,287,885
Northeast Bank	20,379	2,117,990
OceanFirst Financial	244,612	4,390,785
Origin Bancorp	201,631	7,583,342
Popular	107,297	13,360,622
Timberland Bancorp	122,859	4,398,352
		91,482,036
CAPITAL MARKETS - 7.8%
Artisan Partners Asset Management Cl. A	355,313	14,475,452
†Donnelley Financial Solutions [2]	108,280	5,055,593
Evercore Cl. A	11,813	4,019,373
GCM Grosvenor Cl. A	854,408	9,671,899
Houlihan Lokey Cl. A	13,170	2,294,082
Lazard	114,302	5,550,505
Marex Group	246,281	9,447,339
†Miami International Holdings [2]	83,058	3,686,114
Morningstar	33,306	7,237,727
Onex Corporation	164,237	13,516,602
SEI Investments	274,408	22,506,944
Sprott	169,337	16,586,402
StoneX Group [2]	45,881	4,364,659
TMX Group	444,202	16,903,334
Victory Capital Holdings Cl. A	47,900	3,022,011
		138,338,036
CONSUMER FINANCE - 0.4%
FirstCash Holdings	45,595	7,266,931
FINANCIAL SERVICES - 0.8%
†Enact Holdings	111,669	4,426,559
†I3 Verticals Cl. A [2]	25,580	644,360
Merchants Bancorp	149,847	5,103,789
Walker & Dunlop	67,983	4,089,178
		14,263,886
INSURANCE - 6.0%
AMERISAFE	107,991	4,147,934
Assured Guaranty	291,135	26,164,303
Berkley (W.R.)	124,251	8,712,480
E-L Financial	1,858,114	22,025,802
†Fidelis Insurance Holdings	209,283	4,095,668
International General Insurance Holdings	694,138	17,415,923
RenaissanceRe Holdings	19,655	5,526,200
RLI Corp.	112,921	7,224,686
Skyward Specialty Insurance Group [2]	56,065	2,865,482
Tiptree	211,633	3,866,535
United Fire Group	126,324	4,591,877
		106,636,890
Total (Cost $235,819,469)		357,987,779

HEALTH CARE – 9.2%
BIOTECHNOLOGY - 3.1%
ADMA Biologics [2]	561,984	10,250,588
BridgeBio Pharma [2,4]	104,260	7,974,847
Catalyst Pharmaceuticals [2]	517,192	12,071,261
†Centessa Pharmaceuticals ADR [2]	166,309	4,159,388
†Compass Therapeutics [2]	130,597	701,306
†Cytokinetics [2]	66,183	4,205,268
Halozyme Therapeutics [2]	18,469	1,242,964
Insmed [2]	27,317	4,754,251
†ORIC Pharmaceuticals [2]	378,058	3,092,514
†PTC Therapeutics [2]	36,848	2,798,974
†Soleno Therapeutics [2]	59,196	2,740,775
		53,992,136
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Enovis Corporation [2]	199,041	5,302,452
Envista Holdings [2]	267,497	5,807,360
†Establishment Labs Holdings [2,4]	76,762	5,594,415
TransMedics Group [2,4]	109,460	13,315,809
		30,020,036
HEALTH CARE PROVIDERS & SERVICES - 0.7%
†GeneDx Holdings Cl. A [2]	20,127	2,617,717
Molina Healthcare [2]	26,970	4,680,374
PACS Group [2]	120,479	4,625,189
		11,923,280
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Bio-Techne	107,101	6,298,610
Repligen Corporation [2]	63,968	10,481,796
Stevanato Group	226,096	4,549,052
		21,329,458
PHARMACEUTICALS - 2.5%
†Amphastar Pharmaceuticals [2,4]	176,524	4,727,313
†Axsome Therapeutics [2]	24,639	4,500,067
Collegium Pharmaceutical [2]	110,395	5,111,288
†Elanco Animal Health [2]	226,471	5,125,039
†Esperion Therapeutics [2,4]	795,830	2,944,571
Harmony Biosciences Holdings [2]	112,221	4,199,310
†Indivior Pharmaceuticals [2]	141,096	5,062,524
†Innoviva [2]	199,190	3,981,808

See Notes to Financial Statements	7

Schedules of Investments	December 31, 2025

Royce Small-Cap Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)
PHARMACEUTICALS (continued)
†Prestige Consumer Healthcare [2]	28,010	$1,727,937
SIGA Technologies	357,096	2,181,857
Supernus Pharmaceuticals [2]	68,315	3,395,255
†Zevra Therapeutics [2,4]	234,606	2,102,070
		45,059,039
Total (Cost $128,389,884)		162,323,949

INDUSTRIALS – 29.1%
AEROSPACE & DEFENSE - 0.1%
†Karman Holdings [2,4]	12,278	898,381
AIR FREIGHT & LOGISTICS - 0.5%
Hub Group Cl. A	205,509	8,756,738
BUILDING PRODUCTS - 2.4%
AAON	115,526	8,808,857
Builders FirstSource [2]	72,073	7,415,591
†Legence Corp. Cl. A [2]	139,984	6,024,911
Simpson Manufacturing	55,863	9,020,199
Trex Company [2]	43,117	1,512,544
UFP Industries	111,632	10,164,094
		42,946,196
COMMERCIAL SERVICES & SUPPLIES - 2.3%
†Andersen Group Cl. A [2]	69,854	1,811,314
Brady Corporation Cl. A	125,779	9,857,300
†BrightView Holdings [2]	197,651	2,504,238
CECO Environmental [2]	110,425	6,608,936
Ennis	57,300	1,031,973
Healthcare Services Group [2]	367,254	7,021,896
Interface	186,093	5,195,717
MSA Safety	13,470	2,157,086
RB Global	25,600	2,633,472
UniFirst Corporation	11,072	2,135,789
VSE Corporation	666	115,065
		41,072,786
CONSTRUCTION & ENGINEERING - 5.3%
Ameresco Cl. A [2,4]	141,359	4,140,405
Arcosa	383,649	40,789,562
†Argan	16,685	5,227,744
Construction Partners Cl. A [2]	106,429	11,552,868
†Everus Construction Group [2]	26,726	2,286,677
IES Holdings [2]	24,754	9,629,801
Limbach Holdings [2,4]	31,534	2,454,922
NWPX Infrastructure [2,4]	34,513	2,156,717
Sterling Infrastructure [2]	6,847	2,096,757
Valmont Industries	33,812	13,603,244
		93,938,697
ELECTRICAL EQUIPMENT - 0.9%
American Superconductor [2]	92,177	2,652,854
Preformed Line Products	65,721	13,585,188
		16,238,042
GROUND TRANSPORTATION - 1.2%
ArcBest Corporation	29,700	2,203,443
Landstar System	56,121	8,064,588
†Ryder System	10,961	2,097,826
Saia [2]	25,725	8,399,727
		20,765,584
MACHINERY - 9.2%
Allison Transmission Holdings	46,411	4,543,637
Atmus Filtration Technologies	273,412	14,192,817
Blue Bird [2]	91,204	4,286,588
Enpro	81,200	17,387,356
ESAB Corporation	193,099	21,573,020
ESCO Technologies	51,295	10,022,530
Graham Corporation [2]	160,345	10,298,959
Helios Technologies	59,852	3,201,484
JBT Marel	121,721	18,339,703
Kadant	49,167	14,013,578
Lincoln Electric Holdings	54,999	13,179,961
Lindsay Corporation	52,639	6,204,559
Miller Industries	100,457	3,754,078
Mueller Industries	4,508	517,519
RBC Bearings [2]	37,789	16,945,721
Timken Company (The)	54,332	4,570,951
		163,032,461
MARINE TRANSPORTATION - 1.0%
Genco Shipping & Trading	220,786	4,069,086
Kirby Corporation [2]	75,196	8,285,095
Matson	44,141	5,453,621
		17,807,802
PROFESSIONAL SERVICES - 3.2%
Barrett Business Services	61,799	2,237,742
CBIZ [2,4]	126,964	6,405,334
Exponent	121,625	8,448,072
Franklin Covey [2]	70,532	1,183,527
IBEX [2]	143,289	5,470,774
Insperity	172,989	6,698,134
KBR	343,396	13,804,519
Korn Ferry	157,667	10,409,175
MAXIMUS	24,458	2,111,215
		56,768,492
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Air Lease Cl. A	142,808	9,172,558
Applied Industrial Technologies	43,882	11,267,581
Distribution Solutions Group [2]	106,672	2,921,746
EVI Industries	350,293	8,631,219
FTAI Aviation	15,268	3,005,506
MSC Industrial Direct Cl. A	50,937	4,283,802
†Rush Enterprises Cl. A	31,674	1,708,496
Transcat [2]	119,185	6,761,365
WESCO International	19,525	4,776,596
		52,528,869
Total (Cost $286,106,951)		514,754,048

INFORMATION TECHNOLOGY – 16.5%
COMMUNICATIONS EQUIPMENT - 0.6%
Digi International [2]	258,206	11,177,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.8%
Arrow Electronics [2]	18,425	2,030,067
Cognex Corporation	277,320	9,977,974
Coherent Corp. [2]	20,138	3,716,871
Crane NXT	108,549	5,109,402
ePlus	35,362	3,101,247
Flex [2]	48,191	2,911,700
Jabil	11,111	2,533,530
Knowles Corporation [2]	189,242	4,055,456
Littelfuse	42,410	10,726,337
†Mirion Technologies Cl. A [2]	113,643	2,661,519
nLIGHT [2]	171,261	6,424,000
PAR Technology [2]	303,758	11,020,340

See Notes to Financial Statements	8

Schedules of Investments	December 31, 2025

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (continued)
Powerfleet [2,4]	751,408	$3,997,491
Sanmina Corporation [2]	22,691	3,405,238
TD SYNNEX	29,839	4,482,713
Teledyne Technologies [2]	6,340	3,238,028
TTM Technologies [2]	105,750	7,296,750
Vontier Corporation	437,035	16,248,961
		102,937,624
IT SERVICES - 1.1%
Hackett Group (The)	477,681	9,376,878
Kyndryl Holdings [2]	385,738	10,245,201
		19,622,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
Camtek [2]	59,528	6,330,505
Cirrus Logic [2]	193,562	22,937,097
Cohu [2]	262,000	6,096,740
FormFactor [2]	195,759	10,919,437
Ichor Holdings [2]	204,275	3,764,788
Impinj [2]	49,151	8,552,766
Kulicke & Soffa Industries	108,212	4,930,139
MKS	82,853	13,239,909
Nova [2,4]	40,750	13,381,893
Onto Innovation [2]	94,227	14,874,674
Photronics [2]	130,787	4,185,184
†Semtech Corporation [2]	42,067	3,099,917
SiTime Corporation [2]	20,361	7,191,302
Tower Semiconductor [2]	49,172	5,773,776
Ultra Clean Holdings [2]	83,762	2,121,691
		127,399,818
SOFTWARE - 1.5%
Adeia	67,923	1,171,672
Agilysys [2]	94,589	11,240,957
Computer Modelling Group	1,589,433	6,044,836
JFrog [2]	84,926	5,304,478
nCino [2]	65,656	1,683,420
		25,445,363
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Diebold Nixdorf [2]	86,944	5,902,628
Total (Cost $168,209,455)		292,485,250

MATERIALS – 7.7%
CHEMICALS - 4.1%
Element Solutions	1,015,248	25,371,048
†5N Plus [2]	105,916	1,367,405
Ingevity Corporation [2]	199,694	11,817,891
Innospec	93,086	7,124,802
Minerals Technologies	154,907	9,441,582
Quaker Houghton	133,324	18,306,718
		73,429,446
CONSTRUCTION MATERIALS - 0.1%
†United States Lime & Minerals	13,392	1,603,558
CONTAINERS & PACKAGING - 0.5%
Graphic Packaging Holding Company	244,595	3,683,601
Silgan Holdings	117,607	4,747,794
		8,431,395
METALS & MINING - 2.1%
Alamos Gold Cl. A	424,328	16,385,111
†Century Aluminum [2]	144,052	5,643,957
Commercial Metals	39,806	2,755,371
Major Drilling Group International [2]	281,491	2,645,612
Metallus [2]	69,000	1,184,040
Reliance	14,973	4,325,251
†Worthington Steel	131,068	4,537,574
		37,476,916
PAPER & FOREST PRODUCTS - 0.9%
Stella-Jones	244,990	15,195,074
†Sylvamo Corporation	26,213	1,262,156
		16,457,230
Total (Cost $76,920,618)		137,398,545

REAL ESTATE - 1.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Colliers International Group	31,615	4,647,721
FirstService Corporation	24,533	3,815,617
FRP Holdings [2]	170,323	3,881,661
Kennedy-Wilson Holdings	469,068	4,535,888
Marcus & Millichap	85,831	2,342,328
Total (Cost $12,943,892)		19,223,215

TOTAL COMMON STOCKS
(Cost $1,101,645,557)		1,720,847,266

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)
(Cost $691,596)	691,596	691,596

INVESTMENTS AT VALUE
(Cost $1,102,337,153)		1,721,538,862

REPURCHASE AGREEMENT– 2.9%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $51,207,223 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $52,222,841)
(Cost $51,198,690)	51,198,690

TOTAL INVESTMENTS – 100.1%
(Cost $1,153,535,843)	1,772,737,552

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%	(1,167,182)

NET ASSETS – 100.0%	$1,771,570,370

See Notes to Financial Statements	9

Schedules of Investments	December 31, 2025

Royce Small-Cap Opportunity Fund
Common Stocks – 97.3%
	SHARES	VALUE

COMMUNICATION SERVICES – 3.2%
ENTERTAINMENT - 1.4%
IMAX Corporation [2]	132,272	$4,888,773
†Lionsgate Studios [2]	838,481	7,655,332
†Starz Entertainment [2]	239,622	2,803,577
		15,347,682
INTERACTIVE MEDIA & SERVICES - 1.4%
DHI Group [2]	153,143	237,372
EverQuote Cl. A [2]	157,304	4,247,208
IAC [2]	165,701	6,478,909
QuinStreet [2]	321,896	4,625,645
		15,589,134
MEDIA - 0.4%
Magnite [2]	242,062	3,928,666
Total (Cost $24,770,046)		34,865,482

CONSUMER DISCRETIONARY – 9.0%
AUTOMOBILE COMPONENTS - 1.3%
Gentherm [2]	180,681	6,571,368
Modine Manufacturing [2]	57,669	7,699,388
		14,270,756
AUTOMOBILES - 0.5%
Winnebago Industries	131,290	5,319,871
BROADLINE RETAIL - 0.6%
Dillard’s Cl. A	11,232	6,810,411
DIVERSIFIED CONSUMER SERVICES - 0.7%
American Public Education [2]	194,193	7,340,495
HOUSEHOLD DURABLES - 1.3%
Cavco Industries [2]	4,277	2,526,595
Champion Homes [2]	85,727	7,243,931
†Sonos [2]	244,144	4,287,169
		14,057,695
SPECIALTY RETAIL - 3.6%
Abercrombie & Fitch Cl. A [2]	42,264	5,319,770
Advance Auto Parts	170,664	6,707,095
†Camping World Holdings Cl. A	204,231	1,987,168
J.Jill	310,264	4,256,822
MarineMax [2]	219,885	5,327,813
OneWater Marine Cl. A [2]	180,827	1,956,548
RH [2]	25,024	4,483,050
Victoria’s Secret & Co. [2]	158,540	8,588,112
		38,626,378
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
†Capri Holdings [2]	148,979	3,635,088
†Carter’s	108,753	3,526,860
Lakeland Industries	429,909	3,800,395
		10,962,343
Total (Cost $75,044,916)		97,387,949

CONSUMER STAPLES – 0.3%
PERSONAL CARE PRODUCTS - 0.3%
†e.l.f. Beauty [2]	37,536	2,854,237
Total (Cost $2,949,521)		2,854,237

ENERGY - 9.2%
ENERGY EQUIPMENT & SERVICES - 5.9%
Archrock	149,837	3,898,759
†Cactus Cl. A	101,392	4,631,587
†Flowco Holdings Cl. A	173,378	3,249,104
Kodiak Gas Services	168,178	6,289,857
Liberty Energy Cl. A	316,229	5,837,587
†Mattr Corp. [2]	119,907	697,139
NPK International [2]	640,373	7,633,246
Ranger Energy Services Cl. A	343,833	4,806,785
Select Water Solutions Cl. A	866,391	9,114,433
Solaris Energy Infrastructure Cl. A	164,337	7,554,572
TETRA Technologies [2]	1,004,154	9,408,923
		63,121,992
OIL, GAS & CONSUMABLE FUELS - 3.3%
Ardmore Shipping	301,885	3,196,962
Comstock Resources [2]	213,636	4,952,083
Matador Resources	61,473	2,608,914
Navigator Holdings	414,278	7,175,295
Northern Oil and Gas	119,700	2,569,959
†Range Resources	52,559	1,853,230
SandRidge Energy	479,383	6,917,497
Scorpio Tankers	43,586	2,215,476
Vermilion Energy	476,438	3,964,098
		35,453,514
Total (Cost $62,034,206)		98,575,506

FINANCIALS – 13.2%
BANKS - 5.6%
Axos Financial [2]	51,166	4,408,463
BankUnited	197,051	8,782,563
BayCom Corp.	227,211	6,680,003
Business First Bancshares	282,345	7,380,498
Customers Bancorp [2]	84,335	6,166,575
Dime Community Bancshares	197,101	5,930,769
Hilltop Holdings	156,678	5,317,651
†OceanFirst Financial	150,441	2,700,416
Seacoast Banking Corporation of Florida	278,005	8,734,917
†TowneBank	115,566	3,856,438
		59,958,293
CAPITAL MARKETS - 3.8%
Artisan Partners Asset Management Cl. A	122,764	5,001,405
Canaccord Genuity Group	798,685	6,435,799
Evercore Cl. A	13,518	4,599,499
Marex Group	135,531	5,198,969
Moelis & Company Cl. A	85,525	5,878,989
Perella Weinberg Partners Cl. A	409,792	7,089,402
Victory Capital Holdings Cl. A	117,603	7,419,573
		41,623,636
CONSUMER FINANCE - 0.5%
†Encore Capital Group [2]	94,062	5,112,270
FINANCIAL SERVICES - 2.3%
†Euronet Worldwide [2]	69,075	5,257,298
I3 Verticals Cl. A [2]	234,235	5,900,380
NCR Atleos [2]	200,328	7,634,500
Walker & Dunlop	98,004	5,894,941
		24,687,119
INSURANCE - 1.0%
Abacus Global Management	774,266	6,619,974
Kingstone Companies	242,079	4,074,190
		10,694,164
Total (Cost $112,485,598)		142,075,482

HEALTH CARE – 9.6%
BIOTECHNOLOGY - 0.2%
†Myriad Genetics [2]	329,054	2,023,682

See Notes to Financial Statements	10

Schedules of Investments	December 31, 2025

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
AngioDynamics [2]	590,607	$7,583,394
Apyx Medical [2]	628,065	2,198,228
Artivion [2]	116,589	5,317,624
Bioventus Cl. A [2,4]	676,262	5,031,389
†Ceribell [2]	290,161	6,363,231
Enovis Corporation [2]	153,166	4,080,342
†Tandem Diabetes Care [2]	353,666	7,773,579
†Teleflex	50,055	6,108,712
Varex Imaging [2]	362,373	4,221,645
		48,678,144
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Alignment Healthcare [2]	284,162	5,612,200
Astrana Health [2]	188,599	4,679,141
Concentra Group Holdings Parent	205,259	4,039,497
†Privia Health Group [2]	323,966	7,681,234
RadNet [2]	61,784	4,408,288
Select Medical Holdings	215,787	3,204,437
†Talkspace [2]	1,015,213	3,685,223
		33,310,020
HEALTH CARE TECHNOLOGY - 0.7%
LifeMD [2]	495,175	1,688,547
OptimizeRx Corporation [2]	370,951	4,547,859
†SOPHiA GENETICS [2]	144,261	673,699
		6,910,105
PHARMACEUTICALS - 1.1%
Harrow [2,4]	134,950	6,612,550
†Innoviva [2]	267,171	5,340,749
		11,953,299
Total (Cost $79,238,143)		102,875,250

INDUSTRIALS – 25.2%
AEROSPACE & DEFENSE - 4.3%
AAR Corp. [2]	96,402	7,981,121
Astronics Corporation [2]	165,734	8,989,412
BWX Technologies	17,740	3,066,182
Ducommun [2]	55,268	5,257,645
Kratos Defense & Security Solutions [2]	69,079	5,243,787
Leonardo DRS	132,084	4,502,743
Mercury Systems [2]	107,210	7,827,402
V2X [2,4]	71,645	3,908,235
		46,776,527
AIR FREIGHT & LOGISTICS - 1.0%
Hub Group Cl. A	135,997	5,794,832
Radiant Logistics [2]	809,802	5,126,047
		10,920,879
BUILDING PRODUCTS - 1.4%
Gibraltar Industries [2]	64,549	3,191,302
Janus International Group [2]	368,483	2,409,879
Resideo Technologies [2]	260,032	9,132,324
		14,733,505
COMMERCIAL SERVICES & SUPPLIES - 3.5%
ACV Auctions Cl. A [2]	531,451	4,262,237
CECO Environmental [2]	154,467	9,244,850
Healthcare Services Group [2]	218,335	4,174,565
†Montrose Environmental Group [2]	222,647	5,528,325
Pursuit Attractions and Hospitality [2]	154,587	5,206,490
†TIC Solutions [2,4]	387,400	3,916,614
VSE Corporation	29,261	5,055,423
		37,388,504
CONSTRUCTION & ENGINEERING - 4.1%
Ameresco Cl. A [2]	203,341	5,955,858
Concrete Pumping Holdings	598,421	4,015,405
Construction Partners Cl. A [2]	48,592	5,274,661
Limbach Holdings [2]	59,256	4,613,080
Matrix Service [2]	65,680	768,456
NWPX Infrastructure [2]	126,573	7,909,547
Orion Group Holdings [2]	902,054	8,966,417
Primoris Services	53,495	6,640,869
		44,144,293
ELECTRICAL EQUIPMENT - 1.3%
American Superconductor [2]	83,968	2,416,599
Babcock & Wilcox Enterprises [2]	193,049	1,223,931
LSI Industries	219,266	4,016,953
Shoals Technologies Group Cl. A [2]	736,232	6,257,972
		13,915,455
GROUND TRANSPORTATION - 1.5%
†FTAI Infrastructure	1,458,036	6,721,546
†Marten Transport	152,290	1,733,060
†Proficient Auto Logistics [2,4]	329,277	3,174,230
†RXO [2,4]	146,851	1,856,197
†Werner Enterprises	73,957	2,219,450
		15,704,483
MACHINERY - 3.0%
†Aebi Schmidt Holding	425,223	5,379,071
Helios Technologies	133,815	7,157,764
Luxfer Holdings	570,200	7,714,806
Mayville Engineering [2]	339,664	6,358,510
Stratasys [2]	308,414	2,677,033
†Titan International [2]	340,630	2,667,133
Wabash National	102,495	886,582
		32,840,899
PASSENGER AIRLINES - 0.1%
†Strata Critical Medical [2,4]	220,239	1,059,350
PROFESSIONAL SERVICES - 2.6%
†Amentum Holdings [2]	269,383	7,812,107
Mistras Group [2]	692,808	8,764,021
†Parsons Corporation [2]	44,048	2,722,166
†Public Policy Holding Company [1]	135,110	1,930,620
†Robert Half	173,536	4,713,238
TrueBlue [2]	492,525	2,240,989
		28,183,141
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Boise Cascade	43,529	3,203,735
DNOW [2]	704,857	9,339,355
†SiteOne Landscape Supply [2]	41,333	5,148,439
Titan Machinery [2,4]	200,806	3,020,122
WESCO International	21,430	5,242,635
		25,954,286
Total (Cost $186,301,220)		271,621,322

INFORMATION TECHNOLOGY – 20.7%
COMMUNICATIONS EQUIPMENT - 4.9%
ADTRAN Holdings [2]	728,207	6,328,119
Applied Optoelectronics [2,4]	249,411	8,694,468
Aviat Networks [2]	352,518	7,536,835
Clearfield [2]	75,078	2,188,524
Comtech Telecommunications [2]	887,141	4,692,976
Digi International [2]	197,386	8,544,840
†Gilat Satellite Networks [2]	558,811	7,231,014

See Notes to Financial Statements	11

Schedules of Investments	December 31, 2025

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
COMMUNICATIONS EQUIPMENT (continued)
†Inseego Corp. [2,4]	276,298	$2,837,580
Ribbon Communications [2]	1,719,181	4,951,241
		53,005,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Advanced Energy Industries	27,898	5,841,004
Arlo Technologies [2]	351,356	4,915,471
CTS Corporation	124,780	5,349,319
Identiv [2]	589,336	2,263,050
IPG Photonics [2]	64,457	4,615,121
Knowles Corporation [2]	323,366	6,929,733
nLIGHT [2]	176,979	6,638,482
Powerfleet [2]	1,007,377	5,359,246
SmartRent Cl. A [2,4]	1,027,659	2,075,871
Vishay Precision Group [2]	112,899	4,346,612
		48,333,909
IT SERVICES - 1.7%
†CI&T Cl. A [2,4]	483,510	1,967,886
†EPAM Systems [2]	29,450	6,033,716
Grid Dynamics Holdings [2]	358,907	3,240,930
Kyndryl Holdings [2]	246,223	6,539,683
		17,782,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
Alpha and Omega Semiconductor [2]	168,073	3,329,526
Amkor Technology	202,982	8,013,729
Axcelis Technologies [2]	49,529	3,979,160
Cohu [2]	306,054	7,121,877
FormFactor [2]	161,069	8,984,429
Ichor Holdings [2]	224,494	4,137,424
indie Semiconductor Cl. A [2,4]	934,650	3,299,314
inTEST Corporation [2]	519,284	3,879,051
Kopin Corporation [2]	2,271,230	5,314,678
Kulicke & Soffa Industries	66,689	3,038,351
Onto Innovation [2]	14,563	2,298,915
Penguin Solutions [2]	312,259	6,107,786
†Silicon Motion Technology ADR	50,375	4,669,763
Ultra Clean Holdings [2]	305,436	7,736,694
Veeco Instruments [2]	251,584	7,190,271
		79,100,968
SOFTWARE - 2.3%
A10 Networks	392,888	6,950,189
†Blend Labs Cl. A [2]	639,319	1,943,530
LiveRamp Holdings [2]	134,641	3,954,406
NCR Voyix [2]	367,005	3,743,451
†Veritone [2,4]	471,102	2,190,624
Viant Technology Cl. A [2]	495,874	5,970,323
		24,752,523
Total (Cost $150,236,048)		222,975,212

MATERIALS – 6.9%
CHEMICALS - 1.4%
†Arq [2]	798,117	2,609,842
†Flotek Industries [2,4]	80,533	1,387,584
Ingevity Corporation [2]	134,312	7,948,584
Intrepid Potash [2]	95,067	2,636,208
		14,582,218
CONTAINERS & PACKAGING - 0.3%
†Ranpak Holdings Cl. A [2]	699,037	3,781,790
METALS & MINING - 5.2%
†Almonty Industries [2,4]	454,325	4,002,603
†AMG Critical Materials [1]	177,226	5,868,907
ATI [2]	71,502	8,205,570
Capstone Copper [2]	918,966	9,226,150
Commercial Metals	92,139	6,377,862
Ferroglobe	705,771	3,274,777
Major Drilling Group International [2]	730,482	6,865,482
Materion Corporation	58,997	7,334,507
Metallus [2]	258,989	4,444,251
Noranda Aluminum Holding Corporation [2,3]	488,157	0
		55,600,109
Total (Cost $45,318,755)		73,964,117

TOTAL COMMON STOCKS
(Cost $738,378,453)		1,047,194,557

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)
(Cost $9,223,876)	9,223,876	9,223,876

INVESTMENTS AT VALUE
(Cost $747,602,329)		1,056,418,433

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $29,897,918 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $30,490,827)
(Cost $29,892,936)	29,892,936

TOTAL INVESTMENTS – 101.0%
(Cost $777,495,265)	1,086,311,369

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%	(10,322,371)

NET ASSETS - 100.0%	$1,075,988,998

See Notes to Financial Statements	12

Schedules of Investments	December 31, 2025

Royce Small-Cap Special Equity Fund
Common Stocks – 86.2%
	SHARES	VALUE

COMMUNICATION SERVICES – 4.9%
MEDIA - 4.9%
TEGNA	1,100,000	$21,351,000
Total (Cost $21,974,581)		21,351,000

CONSUMER DISCRETIONARY – 23.3%
AUTOMOBILE COMPONENTS - 8.7%
Standard Motor Products	1,025,000	37,771,250
BROADLINE RETAIL - 4.6%
Macy’s	900,000	19,845,000
DIVERSIFIED CONSUMER SERVICES - 3.2%
H&R Block	316,000	13,771,280
HOTELS, RESTAURANTS & LEISURE - 0.2%
Nathan’s Famous	8,000	748,560
HOUSEHOLD DURABLES - 1.8%
Ethan Allen Interiors	345,000	7,879,800
TEXTILES, APPAREL & LUXURY GOODS - 4.8%
Movado Group	1,005,000	20,723,100
Total (Cost $94,283,575)		100,738,990

CONSUMER STAPLES - 10.0%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.7%
Ingles Markets Cl. A	299,000	20,496,450
FOOD PRODUCTS - 4.0%
John B. Sanfilippo & Son	243,000	17,155,800
HOUSEHOLD PRODUCTS - 1.3%
Oil-Dri Corporation of America	112,000	5,481,280
Total (Cost $36,058,177)		43,133,530

FINANCIALS - 10.6%
CAPITAL MARKETS - 9.4%
Diamond Hill Investment Group [5]	125,000	21,187,500
Federated Hermes Cl. B	301,000	15,673,070
GAMCO Investors Cl. A [1]	155,000	3,782,000
		40,642,570
FINANCIAL SERVICES - 1.2%
†Euronet Worldwide [2]	70,000	5,327,700
Total (Cost $32,839,859)		45,970,270

HEALTH CARE – 0.4%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
†Kewaunee Scientific [2]	46,000	1,720,860
Total (Cost $2,194,878)		1,720,860

INDUSTRIALS – 20.6%
BUILDING PRODUCTS - 4.8%
Gibraltar Industries [2]	44,000	2,175,360
Insteel Industries	205,000	6,492,350
UFP Industries	131,000	11,927,550
		20,595,260
COMMERCIAL SERVICES & SUPPLIES - 4.9%
Ennis	1,160,000	20,891,600
CONSTRUCTION & ENGINEERING - 0.1%
†NWPX Infrastructure [2]	8,500	531,165
MACHINERY - 10.8%
Gencor Industries [2,5]	927,000	12,013,920
Mueller Industries	302,500	34,727,000
		46,740,920
Total (Cost $55,547,211)		88,758,945

INFORMATION TECHNOLOGY – 8.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
Vishay Intertechnology	1,380,000	19,996,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
NVE Corporation	229,000	13,586,570
SOFTWARE - 0.2%
†OneSpan	60,000	770,400
Total (Cost $32,684,087)		34,353,170

MATERIALS – 7.4%
CHEMICALS - 0.1%
†Innospec	7,000	535,780
CONSTRUCTION MATERIALS - 0.2%
United States Lime & Minerals	8,500	1,017,790
METALS & MINING - 3.2%
Commercial Metals	127,000	8,790,940
Metallus [2]	280,000	4,804,800
		13,595,740
PAPER & FOREST PRODUCTS - 3.9%
Sylvamo Corporation	346,000	16,659,900
Total (Cost $25,443,528)		31,809,210

REAL ESTATE - 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Marcus & Millichap	155,000	4,229,950
Total (Cost $3,722,046)		4,229,950

TOTAL COMMON STOCKS
(Cost $304,747,942)		372,065,925

INVESTMENTS AT VALUE
(Cost $304,747,942)		372,065,925

REPURCHASE AGREEMENT – 14.0%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $60,507,216 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $61,707,225)
(Cost $60,497,133)		60,497,133

TOTAL INVESTMENTS – 100.2%
(Cost $365,245,075)		432,563,058

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(760,853)

NET ASSETS – 100.0%		$431,802,205

See Notes to Financial Statements	13

Schedules of Investments	December 31, 2025

Royce Small-Cap Total Return Fund
Common Stocks – 95.1%
	SHARES	VALUE

COMMUNICATION SERVICES – 1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
IDT Corporation Cl. B	142,462	$7,295,479
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Telephone and Data Systems	85,097	3,488,977
Total (Cost $9,756,903)		10,784,456

CONSUMER DISCRETIONARY – 9.9%
HOTELS, RESTAURANTS & LEISURE - 1.8%
†Brightstar Lottery	1,049,744	16,250,037
HOUSEHOLD DURABLES - 0.1%
†Installed Building Products	1,754	454,970
LEISURE PRODUCTS - 1.6%
YETI Holdings [2]	335,039	14,798,672
SPECIALTY RETAIL - 6.4%
Academy Sports & Outdoors	525,592	26,258,576
Advance Auto Parts	663,385	26,071,031
†Bath & Body Works	290,900	5,841,272
OneWater Marine Cl. A [2]	33,412	361,518
		58,532,397
Total (Cost $89,399,160)		90,036,076

CONSUMER STAPLES – 5.7%
FOOD PRODUCTS - 3.9%
J&J Snack Foods	215,399	19,465,608
†Nomad Foods	1,282,608	16,045,426
		35,511,034
HOUSEHOLD PRODUCTS - 1.1%
†Kimberly-Clark de Mexico	4,844,520	10,333,362
PERSONAL CARE PRODUCTS - 0.7%
Interparfums	70,102	5,946,752
Total (Cost $56,962,985)		51,791,148

ENERGY – 2.6%
ENERGY EQUIPMENT & SERVICES - 2.6%
Cactus Cl. A	156,065	7,129,049
Core Laboratories	199,827	3,203,227
Pason Systems	1,536,628	13,423,314
Total (Cost $21,165,968)		23,755,590

FINANCIALS – 33.3%
BANKS - 15.3%
BankUnited	296,905	13,233,056
†Esquire Financial Holdings	35,197	3,592,558
First Financial Bankshares	296,319	8,851,049
German American Bancorp	359,590	14,088,736
Glacier Bancorp	354,771	15,627,663
Hingham Institution for Savings	43,766	12,427,793
Home BancShares	632,857	17,580,767
†Live Oak Bancshares	162,890	5,595,271
Metropolitan Bank Holding Corp.	24,647	1,882,045
OceanFirst Financial	405,105	7,271,635
Origin Bancorp	412,977	15,532,065
Seacoast Banking Corporation of Florida	273,074	8,579,985
TowneBank	451,662	15,071,961
		139,334,584
CAPITAL MARKETS - 3.8%
†Donnelley Financial Solutions [2]	323,488	15,103,655
GCM Grosvenor Cl. A	40,190	454,951
Marex Group	449,037	17,225,059
Tel Aviv Stock Exchange [1]	64,812	1,927,983
		34,711,648
FINANCIAL SERVICES - 3.1%
Merchants Bancorp	453,836	15,457,654
†Walker & Dunlop	216,703	13,034,686
		28,492,340
INSURANCE - 11.1%
AMERISAFE	379,030	14,558,542
Assured Guaranty	322,034	28,941,196
Axis Capital Holdings	4,772	511,034
Crawford & Company Cl. A	234,373	2,636,696
†Fidelis Insurance Holdings	730,074	14,287,548
International General Insurance Holdings	1,130,355	28,360,607
RenaissanceRe Holdings	41,196	11,582,667
		100,878,290
Total (Cost $239,533,977)		303,416,862

HEALTH CARE – 2.3%
HEALTH CARE PROVIDERS & SERVICES - 2.3%
PACS Group [2]	482,779	18,533,886
Pediatrix Medical Group [2]	106,348	2,274,784
Total (Cost $6,915,877)		20,808,670

INDUSTRIALS – 22.8%
BUILDING PRODUCTS - 2.2%
UFP Industries	215,668	19,636,571
COMMERCIAL SERVICES & SUPPLIES - 4.1%
†Andersen Group Cl. A [2]	602,944	15,634,338
Healthcare Services Group [2]	1,155,625	22,095,550
		37,729,888
MACHINERY - 2.7%
Douglas Dynamics	239,665	7,825,062
Timken Company (The)	200,460	16,864,700
		24,689,762
PROFESSIONAL SERVICES - 8.9%
Barrett Business Services	677,662	24,538,141
†CBIZ [2]	372,913	18,813,461
Franklin Covey [2]	285,296	4,787,267
Insperity	419,014	16,224,222
KBR	425,040	17,086,608
		81,449,699
TRADING COMPANIES & DISTRIBUTORS - 4.9%
FTAI Aviation	101,960	20,070,826
MSC Industrial Direct Cl. A	296,193	24,909,831
		44,980,657
Total (Cost $169,844,616)		208,486,577

INFORMATION TECHNOLOGY – 9.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
Vontier Corporation	408,265	15,179,293
IT SERVICES - 4.8%
Hackett Group (The) [5]	1,381,040	27,109,815
Kyndryl Holdings [2]	629,148	16,710,171
		43,819,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Kulicke & Soffa Industries	515,989	23,508,459
Total (Cost $68,321,554)		82,507,738

See Notes to Financial Statements	14

Schedules of Investments	December 31, 2025

Royce Small-Cap Total Return Fund (continued)

	SHARES	VALUE

MATERIALS – 8.3%
CHEMICALS - 5.0%
Element Solutions	641,311	$16,026,362
Ingevity Corporation [2]	430,056	25,450,714
Quaker Houghton	31,495	4,324,579
		45,801,655
CONTAINERS & PACKAGING - 3.3%
Graphic Packaging Holding Company	701,486	10,564,379
Silgan Holdings	473,460	19,113,580
		29,677,959
Total (Cost $65,950,593)		75,479,614

TOTAL COMMON STOCKS
(Cost $727,851,633)		867,066,731

INVESTMENTS AT VALUE
(Cost $727,851,633)		867,066,731

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value
$51,935,525 (collateralized by obligations of various U.S. Government Agencies,
2.75%-3.75% due 4/30/27, valued at $52,965,595)
(Cost $51,926,871)	51,926,871

TOTAL INVESTMENTS – 100.8%
(Cost $779,778,504)	918,993,602

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%	(7,626,443)

NET ASSETS – 100.0%	$911,367,159

Royce Small-Cap Value Fund
Common Stocks – 99.8%
	SHARES	VALUE

CONSUMER DISCRETIONARY – 22.5%
AUTOMOBILE COMPONENTS - 4.9%
Gentex Corporation	65,329	$1,520,206
Lear Corporation	15,668	1,795,552
Visteon Corporation	15,429	1,467,298
		4,783,056
DIVERSIFIED CONSUMER SERVICES - 1.8%
frontdoor [2]	15,402	888,541
†Stride [2]	12,684	823,572
		1,712,113
HOTELS, RESTAURANTS & LEISURE - 0.8%
†Boyd Gaming	9,482	808,246
HOUSEHOLD DURABLES - 6.7%
Ethan Allen Interiors	26,963	615,835
M/I Homes [2]	14,004	1,791,812
Meritage Homes	14,480	952,784
PulteGroup	14,689	1,722,432
†Taylor Morrison Home [2]	24,468	1,440,431
		6,523,294
SPECIALTY RETAIL - 7.6%
Academy Sports & Outdoors	26,945	1,346,172
Buckle (The)	33,211	1,774,132
J.Jill	88,567	1,215,139
Shoe Carnival	65,887	1,112,173
Signet Jewelers	15,479	1,282,900
Williams-Sonoma	3,755	670,605
		7,401,121
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Kontoor Brands	11,878	725,627
Total (Cost $17,980,221)		21,953,457

CONSUMER STAPLES – 1.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Village Super Market Cl. A	46,818	1,657,123
Total (Cost $1,046,678)		1,657,123

ENERGY – 6.7%
OIL, GAS & CONSUMABLE FUELS - 6.7%
Chord Energy	14,903	1,381,508
Matador Resources	37,492	1,591,161
Riley Exploration Permian	19,993	527,815
SM Energy	77,090	1,441,583
Teekay Tankers Cl. A	30,191	1,612,803
Total (Cost $7,157,886)		6,554,870

FINANCIALS – 28.3%
BANKS - 21.1%
†Beacon Financial	47,344	1,248,461
Burke & Herbert Financial Services	21,671	1,350,320
†Business First Bancshares	49,411	1,291,603
Citizens Community Bancorp	17,598	313,596
†Civista Bancshares	67,253	1,494,362
CNB Financial	43,846	1,147,450
Dime Community Bancshares	15,563	468,291
†First Bank	99,813	1,642,922
†FS Bancorp	35,954	1,480,226
Heritage Financial	40,489	957,565
Mid Penn Bancorp	40,188	1,246,632
OceanFirst Financial	59,750	1,072,512
Princeton Bancorp	21,871	758,705
Timberland Bancorp	50,228	1,798,162

See Notes to Financial Statements	15

Schedules of Investments	December 31, 2025

Royce Small-Cap Value Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
BANKS (continued)
TrustCo Bank Corp NY	14,554	$601,517
Unity Bancorp	34,626	1,790,857
Univest Financial	28,946	947,692
†WesBanco	16,128	536,095
Western New England Bancorp	39,359	496,711
		20,643,679
CAPITAL MARKETS - 1.4%
Evercore Cl. A	4,054	1,379,373
FINANCIAL SERVICES - 1.7%
†Enact Holdings	41,565	1,647,637
INSURANCE - 4.1%
Donegal Group Cl. A	61,932	1,237,401
Tiptree	82,436	1,506,106
†United Fire Group	34,700	1,261,345
		4,004,852
Total (Cost $20,465,361)		27,675,541

HEALTH CARE – 11.1%
BIOTECHNOLOGY - 2.9%
Catalyst Pharmaceuticals [2]	82,325	1,921,466
†Entrada Therapeutics [2]	89,898	924,151
		2,845,617
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Molina Healthcare [2]	9,051	1,570,711
PHARMACEUTICALS - 6.6%
Amphastar Pharmaceuticals [2]	49,500	1,325,610
Collegium Pharmaceutical [2]	30,887	1,430,068
†CorMedix [2,4]	86,956	1,011,298
†Harmony Biosciences Holdings [2]	30,068	1,125,145
†Innoviva [2]	51,189	1,023,268
SIGA Technologies	84,764	517,908
		6,433,297
Total (Cost $8,506,082)		10,849,625

INDUSTRIALS – 14.4%
BUILDING PRODUCTS - 0.5%
UFP Industries	5,096	463,991
COMMERCIAL SERVICES & SUPPLIES - 1.8%
†Interface	62,834	1,754,325
CONSTRUCTION & ENGINEERING - 0.9%
Sterling Infrastructure [2]	2,923	895,110
GROUND TRANSPORTATION - 1.2%
ArcBest Corporation	15,274	1,133,178
MACHINERY - 3.2%
Allison Transmission Holdings	17,146	1,678,594
Blue Bird [2]	30,614	1,438,858
		3,117,452
MARINE TRANSPORTATION - 1.7%
Genco Shipping & Trading	89,032	1,640,860
PROFESSIONAL SERVICES - 5.1%
Barrett Business Services	24,708	894,677
IBEX [2]	49,520	1,890,673
Korn Ferry	22,619	1,493,306
MAXIMUS	8,730	753,574
		5,032,230
Total (Cost $8,539,290)		14,037,146

INFORMATION TECHNOLOGY – 13.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.2%
Bel Fuse Cl. B	5,916	1,003,531
ePlus	13,577	1,190,703
Flex [2]	23,203	1,401,925
Jabil	5,148	1,173,847
PC Connection	20,797	1,201,235
Sanmina Corporation [2]	8,407	1,261,638
TD SYNNEX	12,085	1,815,530
		9,048,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Amkor Technology	28,689	1,132,642
SOFTWARE - 1.2%
Adeia	69,540	1,199,565
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.1%
Diebold Nixdorf [2]	29,822	2,024,615
Total (Cost $5,563,126)		13,405,231

MATERIALS – 1.4%
METALS & MINING - 1.4%
†Worthington Steel	40,854	1,414,366
Total (Cost $1,204,247)		1,414,366

TOTAL COMMON STOCKS
(Cost $70,462,891)		97,547,359

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)
(Cost $1,097,597)	1,097,597	1,097,597

INVESTMENTS AT VALUE
(Cost $71,560,488)		98,644,956

REPURCHASE AGREEMENT – 0.5%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $516,351 (collateralized by obligations of U.S. Government Agencies, 3.75% due 4/30/27, valued at $526,788)
(Cost $516,265)	516,265

TOTAL INVESTMENTS – 101.4%
(Cost $72,076,753)	99,161,221

LIABILITIES LESS CASH AND OTHER ASSETS – (1.4)%	(1,375,754)

NET ASSETS – 100.0%	$97,785,467

See Notes to Financial Statements	16

Schedules of Investments	December 31, 2025

Royce Smaller-Companies Growth Fund
Common Stocks - 94.6%
	SHARES	VALUE

COMMUNICATION SERVICES – 2.2%
MEDIA - 2.2%
Magnite [2]	267,000	$4,333,410
Total (Cost $4,196,203)		4,333,410

CONSUMER DISCRETIONARY – 7.0%
DIVERSIFIED CONSUMER SERVICES - 1.6%
OneSpaWorld Holdings	152,000	3,152,480
HOTELS, RESTAURANTS & LEISURE - 4.1%
Kura Sushi USA Cl. A [2,4]	46,000	2,407,180
Life Time Group Holdings [2]	120,000	3,189,600
Texas Roadhouse	14,000	2,324,000
		7,920,780
HOUSEHOLD DURABLES - 1.3%
Installed Building Products	10,000	2,593,900
Total (Cost $9,822,850)		13,667,160

CONSUMER STAPLES – 5.0%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
Guardian Pharmacy Services Cl. A [2]	138,596	4,170,354
FOOD PRODUCTS - 2.8%
Freshpet [2]	57,500	3,503,475
†Mama’s Creations [2]	149,000	2,010,010
		5,513,485
Total (Cost $6,997,283)		9,683,839

ENERGY – 3.2%
ENERGY EQUIPMENT & SERVICES - 2.1%
†Natural Gas Services Group	55,500	1,867,575
Oceaneering International [2]	53,000	1,273,590
†Solaris Energy Infrastructure Cl. A	20,000	919,400
		4,060,565
OIL, GAS & CONSUMABLE FUELS - 1.1%
Golar LNG	18,000	669,780
Uranium Energy [2]	119,000	1,389,920
		2,059,700
Total (Cost $4,824,334)		6,120,265

FINANCIALS – 9.7%
BANKS - 5.5%
Atlantic Union Bankshares	47,000	1,659,100
Coastal Financial [2]	26,000	2,979,340
Glacier Bancorp	35,000	1,541,750
Seacoast Banking Corporation of Florida	142,000	4,461,640
		10,641,830
CAPITAL MARKETS - 2.0%
Sprott	39,000	3,820,014
FINANCIAL SERVICES - 1.4%
Paysign [2]	538,667	2,774,135
INSURANCE - 0.8%
†Root Cl. A [2,4]	500	36,115
TWFG Cl. A [2,4]	57,000	1,639,890
		1,676,005
Total (Cost $14,320,164)		18,911,984

HEALTH CARE – 23.1%
BIOTECHNOLOGY - 6.5%
ARS Pharmaceuticals [2,4]	150,000	1,747,500
CareDx [2]	156,000	2,939,040
Catalyst Pharmaceuticals [2]	78,000	1,820,520
MeiraGTx Holdings [2]	176,000	1,399,200
†Palvella Therapeutics [2]	30,000	3,140,100
REGENXBIO [2]	119,000	1,713,600
		12,759,960
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
Alphatec Holdings [2]	150,000	3,156,000
Axogen [2]	119,000	3,894,870
SI-BONE [2]	206,000	4,062,320
TransMedics Group [2,4]	4,500	547,425
		11,660,615
HEALTH CARE PROVIDERS & SERVICES - 4.4%
†BrightSpring Health Services [2]	107,923	4,041,716
†Hinge Health Cl. A [2]	31,000	1,439,950
Talkspace [2]	842,462	3,058,137
		8,539,803
HEALTH CARE TECHNOLOGY - 0.3%
Schrodinger [2,4]	29,000	518,520
LIFE SCIENCES TOOLS & SERVICES - 0.9%
BioLife Solutions [2]	71,000	1,716,780
PHARMACEUTICALS - 5.0%
Axsome Therapeutics [2]	28,000	5,113,920
Corcept Therapeutics [2]	30,000	1,044,000
Harrow [2,4]	39,700	1,945,300
†Mind Medicine (MindMed) [2,4]	121,000	1,620,190
		9,723,410
Total (Cost $28,681,391)		44,919,088

INDUSTRIALS – 17.0%
AEROSPACE & DEFENSE - 1.6%
AeroVironment [2]	6,615	1,600,102
BWX Technologies	8,500	1,469,140
		3,069,242
BUILDING PRODUCTS - 0.7%
†Legence Corp. Cl. A [2]	32,000	1,377,280
COMMERCIAL SERVICES & SUPPLIES - 3.6%
ACV Auctions Cl. A [2]	514,000	4,122,280
VSE Corporation	17,000	2,937,090
		7,059,370
CONSTRUCTION & ENGINEERING - 1.9%
Ameresco Cl. A [2]	53,000	1,552,370
Limbach Holdings [2]	28,250	2,199,263
		3,751,633
MACHINERY - 2.7%
ATS Corporation [2]	116,000	3,195,483
†Graham Corporation [2]	30,000	1,926,900
		5,122,383
PASSENGER AIRLINES - 2.3%
Strata Critical Medical [2]	932,181	4,483,791
PROFESSIONAL SERVICES - 1.1%
Paylocity Holding [2]	13,786	2,102,365
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Distribution Solutions Group [2]	93,611	2,564,005
FTAI Aviation	17,500	3,444,875
		6,008,880
Total (Cost $20,842,783)		32,974,944

INFORMATION TECHNOLOGY – 21.4%
COMMUNICATIONS EQUIPMENT - 1.3%
ADTRAN Holdings [2]	285,000	2,476,650
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
†Arlo Technologies [2]	73,000	1,021,270

See Notes to Financial Statements	17

Schedules of Investments	December 31, 2025

Royce Smaller-Companies Growth Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (continued)
†Kraken Robotics [2]	180,000	$839,314
Mirion Technologies Cl. A [2]	32,377	758,269
nLIGHT [2]	17,000	637,670
PAR Technology [2]	82,296	2,985,699
TTM Technologies [2]	26,000	1,794,000
		8,036,222
IT SERVICES - 2.0%
†Figure Technology Solutions Cl. A [2,4]	95,500	3,900,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Impinj [2]	20,250	3,523,702
Nova [2]	6,000	1,970,340
Semtech Corporation [2]	16,000	1,179,040
Silicon Laboratories [2]	15,500	2,025,850
		8,698,932
SOFTWARE - 9.5%
Agilysys [2]	26,500	3,149,260
Blend Labs Cl. A [2]	517,637	1,573,617
Coveo Solutions [2]	439,618	2,120,339
Descartes Systems Group (The) [2]	29,033	2,545,033
JFrog [2]	63,318	3,954,842
NextNav [2,4]	139,894	2,327,836
†UiPath Cl. A [2]	50,000	819,500
Vertex Cl. A [2]	95,000	1,897,150
		18,387,577
Total (Cost $28,545,851)		41,499,601

MATERIALS – 5.1%
CHEMICALS - 2.2%
†Flotek Industries [2,4]	255,000	4,393,650
METALS & MINING - 2.9%
†Elevra Lithium ADR [2,4]	53,000	2,786,210
Major Drilling Group International [2]	296,000	2,781,975
		5,568,185
Total (Cost $5,696,782)		9,961,835

UTILITIES – 0.9%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCER - 0.9%
†Ormat Technologies	16,000	1,767,520
Total (Cost $1,621,104)		1,767,520

TOTAL COMMON STOCKS
(Cost $125,548,745)		183,839,646

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.63%)
(Cost $7,987,446)	7,987,446	7,987,446

INVESTMENTS AT VALUE
(Cost $133,536,191)		191,827,092

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $10,937,747 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $11,154,645)
(Cost $10,935,924)	10,935,924

TOTAL INVESTMENTS – 104.3%
(Cost $144,472,115)	202,763,016

LIABILITIES LESS CASH AND OTHER ASSETS – (4.3)%	(8,386,070)

NET ASSETS – 100.0%	$194,376,946

See Notes to Financial Statements	18

Schedules of Investments	December 31, 2025

Royce SMid-Cap Total Return Fund
Common Stocks – 93.3%
	SHARES	VALUE

CONSUMER DISCRETIONARY – 9.2%
HOUSEHOLD DURABLES - 1.1%
†Installed Building Products	1,264	$327,869
Worthington Enterprises	484	24,960
		352,829
SPECIALTY RETAIL - 8.1%
Academy Sports & Outdoors	22,046	1,101,418
Advance Auto Parts	28,497	1,119,932
Bath & Body Works	15,519	311,622
		2,532,972
Total (Cost $3,013,941)		2,885,801

CONSUMER STAPLES – 1.8%
HOUSEHOLD PRODUCTS - 1.8%
†Kimberly-Clark de Mexico	260,441	555,521
Total (Cost $394,370)		555,521

ENERGY – 2.2%
ENERGY EQUIPMENT & SERVICES - 2.2%
Cactus Cl. A	398	18,181
Pason Systems	77,964	681,059
Total (Cost $802,991)		699,240

FINANCIALS – 26.7%
BANKS - 12.7%
BOK Financial	4,808	569,556
German American Bancorp	18,814	737,132
†Glacier Bancorp	18,146	799,331
Home BancShares	25,674	713,224
Seacoast Banking Corporation of Florida	14,856	466,776
TowneBank	20,484	683,551
		3,969,570
CAPITAL MARKETS - 4.8%
GCM Grosvenor Cl. A	10,710	121,237
Marex Group	17,054	654,191
SEI Investments	8,938	733,095
		1,508,523
FINANCIAL SERVICES - 2.2%
Merchants Bancorp	20,001	681,234
INSURANCE - 7.0%
Assured Guaranty	13,250	1,190,777
Axis Capital Holdings	3,967	424,826
RenaissanceRe Holdings	1,991	559,790
		2,175,393
Total (Cost $6,847,746)		8,334,720

HEALTH CARE – 2.8%
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Ensign Group (The)	2,446	426,093
LIFE SCIENCES TOOLS & SERVICES - 1.5%
†Avantor [2]	40,374	462,686
Total (Cost $683,487)		888,779

INDUSTRIALS – 23.0%
BUILDING PRODUCTS - 2.8%
Simpson Manufacturing	845	136,442
UFP Industries	8,182	744,971
		881,413
MACHINERY - 4.7%
Lincoln Electric Holdings	909	217,833
Spirax Group [1]	5,626	514,512
Timken Company (The)	8,775	738,241
		1,470,586
PROFESSIONAL SERVICES - 4.3%
KBR	20,131	809,266
Korn Ferry	369	24,362
†TriNet Group	8,707	514,845
		1,348,473
TRADING COMPANIES & DISTRIBUTORS - 11.2%
AerCap Holdings	5,530	794,993
Applied Industrial Technologies	1,693	434,711
FTAI Aviation	6,462	1,272,045
MSC Industrial Direct Cl. A	11,738	987,166
		3,488,915
Total (Cost $5,354,066)		7,189,387

INFORMATION TECHNOLOGY – 11.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.1%
Coherent Corp. [2]	3,302	609,450
Vontier Corporation	26,847	998,171
		1,607,621
IT SERVICES - 3.5%
Kyndryl Holdings [2]	40,677	1,080,381
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Kulicke & Soffa Industries	20,964	955,120
Total (Cost $3,151,939)		3,643,122

MATERIALS – 15.9%
CHEMICALS - 5.6%
Element Solutions	35,113	877,474
Quaker Houghton	6,226	854,892
		1,732,366
CONTAINERS & PACKAGING - 10.3%
AptarGroup	8,030	979,339
†Ball Corporation	13,818	731,939
†Graphic Packaging Holding Company	37,955	571,602
Silgan Holdings	23,240	938,199
		3,221,079
Total (Cost $4,151,680)		4,953,445

TOTAL COMMON STOCKS
(Cost $24,400,220)		29,150,015

INVESTMENTS AT VALUE
(Cost $24,400,220)		29,150,015

REPURCHASE AGREEMENT – 6.9%
Fixed Income Clearing Corporation, 3.00% dated 12/31/25, due 1/2/26, maturity value $2,157,268 (collateralized by obligations of U.S. Government Agencies, 2.75% due 4/30/27, valued at $2,200,072)
(Cost $2,156,909)	2,156,909

TOTAL INVESTMENTS – 100.2%
(Cost $26,557,129)	31,306,924

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%	(58,099)

NET ASSETS – 100.0%	$31,248,825

See Notes to Financial Statements	18

Schedules of Investments	December 31, 2025

For the purposes of this report, “ADR” shall mean American Depository Receipt.

†	New additions in 2025.

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

[2]	Non-income producing.

[3]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

[4]	All or a portion of these securities were on loan as of December 31, 2025.

[5]	As of December 31, 2025, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. See Notes to Financial Statements.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Bold indicates a Fund’s 20 largest equity holdings in terms of December 31, 2025, market value.

See Notes to Financial Statements	20

Statements of Assets and Liabilities	December 31, 2025

	Royce International Premier Fund		Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$80,860,007		$304,005,541	$963,809,674	$1,721,538,862
Repurchase agreements (at cost and value)	3,407,864		6,189,576	20,069,046	51,198,690
Foreign currency[2]	3,548		18,362	–	97,785
Receivable for investments sold	724,442		374,655	–	2,004,937
Receivable for capital shares sold	73,324		102,524	457,357	749,646
Receivable for dividends and interest	2,216,200	[7]	76,618	437,273	867,123
Receivable for securities lending income	–		2,653	–	2,120
Prepaid expenses and other assets	3,244		2,648	6,278	2,000,107
Total Assets	87,288,629		310,772,577	984,779,628	1,778,459,270
LIABILITIES:
Payable for collateral on loaned securities	–		5,288,380	–	691,596
Payable for investments purchased	–		75,147	–	2,221,918
Payable for capital shares redeemed	23,644		95,287	1,316,166	2,018,904
Payable for investment advisory fees	63,841		262,352	861,187	1,165,608
Payable for trustees’ fees	7,650		14,581	55,972	86,066
Accrued expenses	118,990		197,547	417,313	704,808
Deferred capital gains tax	5,898		–	–	–
Total Liabilities	220,023		5,933,294	2,650,638	6,888,900
Net Assets	$87,068,606		$304,839,283	$982,128,990	$1,771,570,370
ANALYSIS OF NET ASSETS:
Paid-in capital	$198,682,151		$216,192,639	$476,509,566	$1,127,802,547
Total distributable earnings (loss)	(111,613,545)		88,646,644	505,619,424	643,767,823
Net Assets	$87,068,606		$304,839,283	$982,128,990	$1,771,570,370
Investment Class	$48,687,698		$166,692,850	$779,963,537	$1,325,621,111
Service Class	17,232,364		128,388,676	27,840,904	59,536,622
Consultant Class			9,757,757	8,827,744	160,449,208
Institutional Class	21,148,544			165,496,805	225,963,429
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	3,883,028		15,087,265	75,727,193	143,391,922
Service Class	1,125,482		12,065,994	2,817,817	6,480,915
Consultant Class			1,234,923	1,158,470	22,800,954
Institutional Class	1,688,117			15,791,616	24,350,391
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$12.54		$11.05	$10.30	$9.24
Service Class[3]	15.31		10.64	9.88	9.19
Consultant Class[4]			7.90	7.62	7.04
Institutional Class[5]	12.53			10.48	9.28
Investments at identified cost - Non-Affiliated Companies	$69,119,722		$222,192,922	$482,650,653	$1,102,337,153
Market value of loaned securities[6]	–		10,790,995	–	5,459,392

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency was $3,558 for Royce International Premier Fund, $18,399 for Royce Micro-Cap Fund and $97,985 for Royce Small-Cap Fund for the year ended December 31, 2025.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, or a 2% redemption fee (Royce International Premier Fund), payable to the applicable Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.
[7]	This amount includes $2,156,813 in tax reclaims from foreign countries.

See Notes to Financial Statements	21

Statements of Assets and Liabilities	December 31, 2025

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$1,056,418,433	$338,864,505	$839,956,916	$98,644,956
Affiliated Companies	–	33,201,420	27,109,815	–
Repurchase agreements (at cost and value)	29,892,936	60,497,133	51,926,871	516,265
Foreign currency[2]	40,506	–	123,709	–
Receivable for investments sold	851,624	–	250,904	–
Receivable for capital shares sold	519,342	604,809	299,271	17,244
Receivable for dividends and interest	549,953	439,421	898,612	66,960
Receivable for securities lending income	8,582	–	9,157	496
Prepaid expenses and other assets	10,653	2,998	7,355	497
Total Assets	1,088,292,029	433,610,286	920,582,610	99,246,418
LIABILITIES:
Payable for collateral on loaned securities	9,223,876	–	–	1,097,597
Payable for investments purchased	459,660	83,760	6,575,788	14,937
Payable for capital shares redeemed	1,139,871	1,058,551	1,426,965	148,667
Payable for investment advisory fees	930,673	383,518	707,028	85,571
Payable for trustees’ fees	52,380	26,692	47,149	4,935
Accrued expenses	496,571	255,560	458,521	109,244
Total Liabilities	12,303,031	1,808,081	9,215,451	1,460,951
Net Assets	$1,075,988,998	$431,802,205	$911,367,159	$97,785,467
ANALYSIS OF NET ASSETS:
Paid-in capital	$755,770,015	$353,861,659	$772,200,067	$69,015,869
Total distributable earnings (loss)	320,218,983	77,940,546	139,167,092	28,769,598
Net Assets	$1,075,988,998	$431,802,205	$911,367,159	$97,785,467
Investment Class	$727,497,438	$353,767,036	$559,338,152	$31,821,184
Service Class	50,119,014	18,855,635	46,539,775	65,964,283
Consultant Class	12,481,292	11,039,508	71,049,300
Institutional Class	248,069,482	48,140,026	213,606,149
R Class	37,821,772		20,833,783
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	45,873,784	25,211,485	81,018,525	3,250,608
Service Class	3,488,032	1,342,469	6,449,231	6,779,640
Consultant Class	1,038,348	869,816	9,683,842
Institutional Class	15,196,105	3,480,272	31,681,429
R Class	2,769,504		2,828,457
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$15.86	$14.03	$6.90	$9.79
Service Class[3]	14.37	14.05	7.22	9.73
Consultant Class[4]	12.02	12.69	7.34
Institutional Class[5]	16.32	13.83	6.74
R Class[5]	13.66		7.37
Investments at identified cost - Non-Affiliated Companies	$747,602,329	$276,196,648	$699,839,231	$71,560,488
Investments at identified cost - Affiliated Companies	–	28,551,294	28,012,402	–
Market value of loaned securities[6]	31,453,995	–	–	1,001,180

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.

[2]	The cost of foreign currency was $40,589 for Royce Small-Cap Opportunity Fund and $123,962 for Royce Small-Cap Total Return Fund for the year ended December 31, 2025.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.

[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.

[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	22

Statements of Assets and Liabilities	December 31, 2025

	Royce Smaller-Companies Growth Fund	Royce SMid-Cap Total Return Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$191,827,092	$29,150,015
Repurchase agreements (at cost and value)	10,935,924	2,156,909
Foreign currency[2]	--	6,276
Receivable for investments sold	222,260	--
Receivable for capital shares sold	51,776	5,057
Receivable for dividends and interest	911	66,382
Receivable for securities lending income	11,348	--
Prepaid expenses and other assets	97,276	255
Total Assets	203,146,587	31,384,894
LIABILITIES:
Payable for collateral on loaned securities	7,987,446	--
Payable for capital shares redeemed	480,411	39,222
Payable for investment advisory fees	147,816	23,414
Payable for trustees’ fees	9,438	3,053
Accrued expenses	144,530	70,380
Total Liabilities	8,769,641	136,069
Net Assets	$194,376,946	$31,248,825
ANALYSIS OF NET ASSETS:
Paid-in capital	$132,695,449	$25,846,948
Total distributable earnings (loss)	61,681,497	5,401,877
Net Assets	$194,376,946	$31,248,825
Investment Class	$73,610,421	$16,905,472
Service Class	113,478,252	14,343,353
Institutional Class	7,288,273
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	9,080,804	7,668,319
Service Class	14,567,339	6,506,329
Institutional Class	884,161
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$8.11	$2.20
Service Class[3]	7.79	2.20
Institutional Class[4]	8.24
Investments at identified cost - Non-Affiliated Companies	$133,536,191	$24,400,220
Market value of loaned securities[5]	12,541,666	--

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.

[2]	The cost of foreign currency was $6,289 for Royce SMid-Cap Total Return Fund for the year ended December 31, 2025.

[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share.

[5]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	23

Statements of Operations	Year Ended December 31, 2025

	Royce International Premier Fund	Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
INVESTMENT INCOME:
INCOME:
Dividends	$2,450,675	$2,316,165	$11,482,833	$22,011,242
Foreign withholding tax	(228,886)	(37,914)	(251,874)	(733,944)
Interest	196,467	195,875	1,511,710	2,203,430
Securities lending	--	61,017	--	205,874
Total income	2,418,256	2,535,143	12,742,669	23,686,602
EXPENSES:
Investment advisory fees	1,344,710	2,878,989	10,908,021	13,314,405
Distribution fees	48,066	400,455	170,687	1,793,494
Shareholder servicing	188,997	386,627	889,676	1,316,551
Administrative and office facilities	105,517	187,800	720,248	1,069,569
Custody	87,335	52,270	93,212	175,592
Registration	46,566	52,455	79,100	74,197
Audit	45,941	41,050	49,160	57,675
Shareholder reports	27,941	39,297	109,888	148,797
Trustees’ fees	20,857	52,871	212,950	328,837
Legal	10,033	16,718	69,525	104,206
Other expenses	25,117	27,181	115,414	163,230
Total expenses	1,951,080	4,135,713	13,417,881	18,546,553
Compensating balance credits	(13,742)	(10,757)	(21,285)	(52,277)
Fees waived by investment adviser and distributor	(240,621)	--	--	(13,891)
Expenses reimbursed by investment adviser	(132,362)	(154,554)	(65,717)	--
Net expenses	1,564,355	3,970,402	13,330,879	18,480,385
Net investment income (loss)	853,901	(1,435,259)	(588,210)	5,206,217
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	7,797,269	42,144,014	81,489,986	128,851,129
Foreign currency transactions	(4,275)	(2,828)	(13,238)	(3,379)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	5,926,104	(5,509,886)	(30,295,678)	8,441,216
Other assets and liabilities denominated in foreign currency	276,137	(3)	--	101
Net realized and unrealized gain (loss) on investments and foreign currency	13,995,235	36,631,297	51,181,070	137,289,067
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$14,849,136	$35,196,038	$50,592,860	$142,495,284

See Notes to Financial Statements	24

Statements of Operations	Year Ended December 31, 2025

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund

INVESTMENT INCOME:
INCOME:
Dividends
Non-Affiliated Companies	$9,718,220	$8,661,632	$16,564,566	$2,072,593
Affiliated Companies	51,317	4,071,464	555,119	--
Foreign withholding tax	(88,206)	--	(267,552)	--
Interest	1,204,934	3,570,074	1,632,531	58,071
Securities lending	64,972	--	9,212	2,591
Total income	10,951,237	16,303,170	18,493,876	2,133,255
EXPENSES:
Investment advisory fees	10,640,418	5,064,391	9,321,214	982,453
Distribution fees	423,279	169,862	970,867	166,216
Shareholder servicing	1,067,331	556,410	876,986	147,075
Administrative and office facilities	666,801	350,774	584,328	79,462
Custody	158,311	46,077	99,980	27,277
Registration	81,375	63,518	72,340	35,063
Audit	54,097	45,833	53,909	32,671
Shareholder reports	95,647	52,750	116,806	14,546
Trustees’ fees	198,822	98,457	176,824	18,321
Legal	64,191	32,956	56,099	5,995
Other expenses	101,221	59,487	91,677	11,062
Total expenses	13,551,493	6,540,515	12,421,030	1,520,141
Compensating balance credits	(23,439)	(13,215)	(18,910)	(2,594)
Fees waived by investment adviser	--	--	(879,012)	--
Expenses reimbursed by investment adviser	(96,685)	(118,600)	(64,545)	(133,089)
Net expenses	13,431,369	6,408,700	11,458,563	1,384,458
Net investment income (loss)	(2,480,132)	9,894,470	7,035,313	748,797
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	86,078,366	44,449,388	78,425,035	7,627,817
Investments in Affiliated Companies	51,075	(2,989,089)	--	--
Foreign currency transactions	(2,275)	--	(43,764)	--
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	37,818,780	(39,811,637)	(53,321,202)	(2,757,975)
Investments in Affiliated Companies	(7,073,116)	(3,138,774)	(11,067,859)	--
Other assets and liabilities denominated in foreign currency	162	--	1,962	--
Net realized and unrealized gain (loss) on investments and foreign currency	116,872,992	(1,490,112)	13,994,172	4,869,842
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$114,392,860	$8,404,358	$21,029,485	$5,618,639

See Notes to Financial Statements	25

Statements of Operations	Year Ended December 31, 2025

	Royce Smaller-Companies Growth Fund	Royce SMid-Cap Total Return Fund

INVESTMENT INCOME:
INCOME:
Dividends	$514,567	$967,675
Foreign withholding tax	(6,952)	(22,581)
Interest	378,104	129,735
Securities lending	121,430	--
Total income	1,007,149	1,074,829
EXPENSES:
Investment advisory fees	1,874,237	495,498
Distribution fees	280,841	48,163
Shareholder servicing	256,423	96,338
Administrative and office facilities	127,581	58,190
Custody	31,669	22,378
Registration	48,933	37,285
Audit	33,675	35,867
Shareholder reports	25,021	15,442
Trustees’ fees	34,668	12,316
Legal	10,777	3,925
Other expenses	18,268	8,796
Total expenses	2,742,093	834,198
Compensating balance credits	(5,066)	(1,407)
Fees waived by investment adviser and distributor	(219,982)	(1,419)
Expenses reimbursed by investment adviser	(123,742)	(147,805)
Net expenses	2,393,303	683,567
Net investment income (loss)	(1,386,154)	391,262
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	25,888,959	13,410,825
Foreign currency transactions	(2,076)	(1,298)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	9,611,145	(10,531,583)
Other assets and liabilities denominated in foreign currency	--	4,384
Net realized and unrealized gain (loss) on investments and foreign currency	35,498,028	2,882,328
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$34,111,874	$3,273,590

See Notes to Financial Statements	26

Statements of Changes in Net Assets

	Royce International Premier Fund		Royce Micro-Cap Fund		Royce Premier Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$853,901	$6,171,165	$(1,435,259)	$(1,888,691)	$(588,210)	$(562,163)
Net realized gain (loss) on investments and foreign currency	7,792,994	(28,142,817)	42,141,186	33,964,031	81,476,748	162,025,876
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,202,241	(934,106)	(5,509,889)	5,873,230	(30,295,678)	(117,038,158)
Net increase (decrease) in net assets from investment operations	14,849,136	(22,905,758)	35,196,038	37,948,570	50,592,860	44,425,555
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(643,864)	(4,940,705)	(22,132,949)	(18,298,370)	(87,535,832)	(90,046,936)
Service Class	(143,747)	(816,568)	(17,114,255)	(14,530,687)	(3,047,084)	(2,764,769)
Consultant Class			(1,306,062)	(1,143,190)	(972,119)	(989,585)
Institutional Class	(308,587)	(4,786,529)			(17,959,449)	(24,330,759)
Total distributions	(1,096,198)	(10,543,802)	(40,553,266)	(33,972,247)	(109,514,484)	(118,132,049)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(36,045,866)	(155,203,319)	4,612,196	(3,790,549)	(144,036,078)	(119,573,748)
Service Class	(4,457,186)	(10,684,178)	(333,304)	(5,481,270)	(1,751,838)	(1,829,806)
Consultant Class			(338,816)	(462,808)	(1,835,163)	216,068
Institutional Class	(65,044,778)	(122,305,848)			(95,548,164)	36,060,284
Shareholder redemption fees
Investment Class		1,485		14		661
Service Class		45		5		–
Net increase (decrease) in net assets from capital share transactions	(105,547,830)	(288,191,815)	3,940,076	(9,734,608)	(243,171,243)	(85,126,541)
Net Increase (Decrease) In Net Assets	(91,794,892)	(321,641,375)	(1,417,152)	(5,758,285)	(302,092,867)	(158,833,035)
NET ASSETS:
Beginning of year	178,863,498	500,504,873	306,256,435	312,014,720	1,284,221,857	1,443,054,892
End of year	$87,068,606	$178,863,498	$304,839,283	$306,256,435	$982,128,990	$1,284,221,857

See Notes to Financial Statements	27

Statements of Changes in Net Assets

	Royce Small-Cap Fund		Royce Small-Cap Opportunity Fund		Royce Small-Cap Special Equity Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$5,206,217	$3,462,349	$(2,480,132)	$(3,287,837)	$9,894,470	$15,118,521
Net realized gain (loss) on investments and foreign currency	128,847,750	156,147,044	86,127,166	105,573,649	41,460,299	87,908,996
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,441,317	(29,541,080)	30,745,826	17,325,244	(42,950,411)	(79,977,470)
Net increase (decrease) in net assets from investment operations	142,495,284	130,068,313	114,392,860	119,611,056	8,404,358	23,050,047
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(84,481,391)	(122,668,318)	(65,445,423)	(60,958,156)	(40,692,697)	(71,454,591)
Service Class	(3,615,803)	(5,625,830)	(4,461,847)	(3,939,085)	(2,026,585)	(4,307,243)
Consultant Class	(9,507,306)	(14,711,704)	(1,113,075)	(955,009)	(1,113,965)	(1,825,462)
Institutional Class	(14,476,893)	(18,926,808)	(22,312,573)	(19,744,463)	(6,246,620)	(15,280,623)
R Class			(3,365,665)	(3,012,057)
Total distributions	(112,081,393)	(161,932,660)	(96,698,583)	(88,608,770)	(50,079,867)	(92,867,919)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(102,052,709)	26,276,626	(90,015,184)	(104,803,501)	(94,079,011)	(70,518,486)
Service Class	(8,731,991)	(5,669,831)	(2,795,473)	(25,353,309)	(7,382,298)	(1,103,149)
Consultant Class	(21,154,525)	(10,577,757)	(64,228)	(624,763)	(1,013,425)	(739,002)
Institutional Class	3,310,680	24,640,059	(17,637,896)	(9,235,649)	(39,204,270)	(26,541,992)
R Class			(3,485,347)	(5,515,731)
Shareholder redemption fees
Investment Class		435		223		367
Service Class		39		65		823
Net increase (decrease) in net assets from capital share transactions	(128,628,545)	34,669,571	(113,998,128)	(145,532,665)	(141,679,004)	(98,901,439)
Net Increase (Decrease) In Net Assets	(98,214,654)	2,805,224	(96,303,851)	(114,530,379)	(183,354,513)	(168,719,311)
NET ASSETS:
Beginning of year	1,869,785,024	1,866,979,800	1,172,292,849	1,286,823,228	615,156,718	783,876,029
End of year	$1,771,570,370	$1,869,785,024	$1,075,988,998	$1,172,292,849	$431,802,205	$615,156,718

See Notes to Financial Statements	28

Statements of Changes in Net Assets

	Royce Small-Cap Total Return Fund		Royce Small-Cap Value Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$7,035,313	$4,778,734	$748,797	$1,203,646
Net realized gain (loss) on investments and foreign currency	78,381,271	79,794,690	7,627,817	6,845,653
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(64,387,099)	10,979,694	(2,757,975)	(4,161,924)
Net increase (decrease) in net assets from investment operations	21,029,485	95,553,118	5,618,639	3,887,375
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(65,544,095)	(46,027,567)	(3,084,616)	(2,143,064)
Service Class	(5,151,839)	(3,759,367)	(6,225,620)	(4,260,805)
Consultant Class	(7,606,576)	(4,791,152)
Institutional Class	(24,939,632)	(16,491,412)
R Class	(2,211,665)	(1,365,181)
Total distributions	(105,453,807)	(72,434,679)	(9,310,236)	(6,403,869)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(14,601,328)	(31,989,301)	(2,111,488)	(1,349,243)
Service Class	(5,509,069)	(3,435,159)	(5,463,183)	(23,614,099)
Consultant Class	(3,980,345)	(5,793,839)
Institutional Class	21,639,407	(4,803,983)
R Class	582,555	(797,092)
Shareholder redemption fees
Investment Class		279		251
Service Class		–		13,576
Net increase (decrease) in net assets from capital share transactions	(1,868,780)	(46,819,095)	(7,574,671)	(24,949,515)
Net Increase (Decrease) In Net Assets	(86,293,102)	(23,700,656)	(11,266,268)	(27,466,009)
NET ASSETS:
Beginning of year	997,660,261	1,021,360,917	109,051,735	136,517,744
End of year	$911,367,159	$997,660,261	$97,785,467	$109,051,735

See Notes to Financial Statements	29

Statements of Changes in Net Assets

	Royce Smaller-Companies Growth Fund		Royce SMid-Cap Total Return Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$(1,386,154)	$(1,382,804)	$391,262	$579,714
Net realized gain (loss) on investments and foreign currency	25,886,883	31,291,441	13,409,527	35,383,627
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,611,145	6,667,134	(10,527,199)	(23,616,169)
Net increase (decrease) in net assets from investment operations	34,111,874	36,575,771	3,273,590	12,347,172
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(11,465,986)	(2,014,748)	(14,007,422)	(9,190,403)
Service Class	(16,690,474)	(3,380,620)	(11,122,454)	(3,766,348)
Institutional Class	(1,062,724)	(169,646)
Total distributions	(29,219,184)	(5,565,014)	(25,129,876)	(12,956,751)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	7,098,394	(9,758,403)	(21,415,406)	5,277,360
Service Class	(6,687,901)	(13,871,394)	4,184,519	2,493,449
Institutional Class	1,532,655	(427,399)
Shareholder redemption fees
Investment Class		153		–
Service Class		1		1
Net increase (decrease) in net assets from capital share transactions	1,943,148	(24,057,042)	(17,230,887)	7,770,810
Net Increase (Decrease) In Net Assets	6,835,838	6,953,715	(39,087,173)	7,161,231
NET ASSETS:
Beginning of year	187,541,108	180,587,393	70,335,998	63,174,767
End of year	$194,376,946	$187,541,108	$31,248,825	$70,335,998

See Notes to Financial Statements	30

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce International Premier Fund–Investment Class
2025	$11.58	$0.07	$1.05	$1.12	$(0.16)	$–	$(0.16)	$12.54	9.69%	$48,688	1.41%	1.40%	1.19%	0.56%	22%
2024	13.12	0.22	(1.14)	(0.92)	(0.62)	–	(0.62)	11.58	(7.17)	79,658	1.32	1.31	1.19	1.74	31
2023	12.54	0.13	0.84	0.97	(0.39)	–	(0.39)	13.12	7.81	252,621	1.29	1.29	1.19	1.02	36
2022	17.81	0.13	(4.94)	(4.81)	(0.13)	(0.33)	(0.46)	12.54	(26.96)	248,170	1.26	1.26	1.17	0.95	31
2021	17.64	0.06	0.99	1.05	(0.07)	(0.81)	(0.88)	17.81	6.06	480,550	1.23	1.23	1.16	0.33	32
Royce International Premier Fund–Service Class
2025	$14.11	$0.05	$1.27	$1.32	$(0.12)	$–	$(0.12)	$15.31	9.37%	$17,232	1.73%	1.73%	1.44%	0.36%	22%
2024	15.83	0.21	(1.35)	(1.14)	(0.58)	–	(0.58)	14.11	(7.36)	20,100	1.64	1.64	1.44	1.37	31
2023	15.04	0.12	1.01	1.13	(0.34)	–	(0.34)	15.83	7.62	33,645	1.62	1.61	1.44	0.79	36
2022	21.33	0.11	(5.92)	(5.81)	(0.08)	(0.40)	(0.48)	15.04	(27.21)	33,163	1.59	1.59	1.44	0.63	31
2021	21.10	0.01	1.18	1.19	–	(0.96)	(0.96)	21.33	5.78	59,258	1.54	1.54	1.44	0.05	32
Royce International Premier Fund–Institutional Class
2025	$11.57	$0.10	$1.04	$1.14	$(0.18)	$–	$(0.18)	$12.53	9.88%	$21,149	1.40%	1.38%	1.04%	0.81%	22%
2024	13.12	0.24	(1.13)	(0.89)	(0.66)	–	(0.66)	11.57	(7.03)	79,106	1.24	1.23	1.04	1.85	31
2023	12.53	0.16	0.84	1.00	(0.41)	–	(0.41)	13.12	8.05	214,238	1.21	1.19	1.04	1.24	36
2022	17.82	0.14	(4.95)	(4.81)	(0.15)	(0.33)	(0.48)	12.53	(26.92)	453,793	1.20	1.19	1.04	1.03	31
2021	17.64	0.08	0.99	1.07	(0.09)	(0.80)	(0.89)	17.82	6.23	704,714	1.16	1.16	1.04	0.44	32
Royce Micro-Cap Fund–Investment Class
2025	$11.16	$(0.04)	$1.58	$1.54	$–	$(1.65)	$(1.65)	$11.05	13.33%	$166,693	1.27%	1.26%	1.24%	(0.36)%	38%
2024	11.00	(0.05)	1.57	1.52	–	(1.36)	(1.36)	11.16	13.37	165,092	1.24	1.23	1.23	(0.47)	18
2023	9.88	(0.04)	1.93	1.89	–	(0.77)	(0.77)	11.00	19.31	166,477	1.25	1.25	1.24	(0.42)	19
2022	13.41	(0.05)	(2.98)	(3.03)	–	(0.50)	(0.50)	9.88	(22.55)	149,934	1.25	1.24	1.24	(0.50)	13
2021	12.74	(0.07)	3.84	3.77	–	(3.10)	(3.10)	13.41	31.02	209,032	1.20	1.20	1.20	(0.43)	26
Royce Micro-Cap Fund–Service Class
2025	$10.77	$(0.07)	$1.53	$1.46	$–	$(1.59)	$(1.59)	$10.64	13.08%	$128,388	1.57%	1.57%	1.49%	(0.61)%	38%
2024	10.65	(0.08)	1.52	1.44	–	(1.32)	(1.32)	10.77	13.01	130,813	1.54	1.54	1.49	(0.73)	18
2023	9.59	(0.07)	1.87	1.80	–	(0.74)	(0.74)	10.65	19.03	134,780	1.55	1.55	1.49	(0.67)	19
2022	13.05	(0.08)	(2.89)	(2.97)	–	(0.49)	(0.49)	9.59	(22.76)	132,133	1.54	1.54	1.49	(0.75)	13
2021	12.45	(0.11)	3.74	3.63	–	(3.03)	(3.03)	13.05	30.64	197,089	1.51	1.51	1.49	(0.73)	26
Royce Micro-Cap Fund–Consultant Class
2025	$8.06	$(0.11)	$1.13	$1.02	$–	$(1.18)	$(1.18)	$7.90	12.18%	$9,758	2.50%	2.49%	2.24%	(1.36)%	38%
2024	8.03	(0.12)	1.13	1.01	–	(0.98)	(0.98)	8.06	12.17	10,351	2.43	2.43	2.24	(1.48)	18
2023	7.29	(0.11)	1.41	1.30	–	(0.56)	(0.56)	8.03	18.03	10,758	2.42	2.42	2.30	(1.48)	19
2022	10.00	(0.13)	(2.21)	(2.34)	–	(0.37)	(0.37)	7.29	(23.37)	10,361	2.37	2.37	2.37	(1.63)	13
2021	9.62	(0.18)	2.89	2.71	–	(2.33)	(2.33)	10.00	29.56	15,777	2.30	2.30	2.30	(1.53)	26

See Notes to Financial Statements	31

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Premier Fund–Investment Class
2025	$10.89	$(0.01)	$0.66	$0.65	$–	$(1.24)	$(1.24)	$10.30	5.63%	$779,963	1.22%	1.22%	1.22%	(0.05)%	20%
2024	11.52	(0.00)	0.41	0.41	(0.00)	(1.04)	(1.04)	10.89	2.97	965,428	1.19	1.19	1.19	(0.04)	12
2023	10.06	0.01	2.24	2.25	(0.00)	(0.79)	(0.79)	11.52	22.53	1,140,122	1.19	1.19	1.19	0.10	15
2022	12.97	(0.00)	(2.00)	(2.00)	–	(0.91)	(0.91)	10.06	(15.46)	1,001,894	1.18	1.18	1.18	(0.02)	23
2021	13.59	(0.03)	2.16	2.13	(0.01)	(2.74)	(2.75)	12.97	16.36	1,401,347	1.17	1.17	1.17	(0.19)	20
Royce Premier Fund–Service Class
2025	$10.48	$(0.03)	$0.62	$0.59	$–	$(1.19)	$(1.19)	$9.88	5.30%	$27,841	1.65%	1.64%	1.49%	(0.32)%	20%
2024	11.11	(0.04)	0.40	0.36	–	(0.99)	(0.99)	10.48	2.71	31,253	1.59	1.59	1.49	(0.34)	12
2023	9.72	(0.02)	2.17	2.15	–	(0.76)	(0.76)	11.11	22.24	34,923	1.63	1.62	1.49	(0.19)	15
2022	12.58	(0.04)	(1.95)	(1.99)	–	(0.87)	(0.87)	9.72	(15.79)	24,968	1.59	1.59	1.49	(0.33)	23
2021	13.22	(0.07)	2.09	2.02	–	(2.66)	(2.66)	12.58	15.98	36,488	1.56	1.56	1.49	(0.50)	20
Royce Premier Fund–Consultant Class
2025	$8.14	$(0.09)	$0.49	$0.40	$–	$(0.92)	$(0.92)	$7.62	4.53%	$8,828	2.46%	2.46%	2.24%	(1.07)%	20%
2024	8.69	(0.10)	0.32	0.22	–	(0.77)	(0.77)	8.14	1.94	11,240	2.38	2.37	2.24	(1.09)	12
2023	7.67	(0.08)	1.69	1.61	–	(0.59)	(0.59)	8.69	21.16	11,782	2.36	2.36	2.28	(0.99)	15
2022	10.00	(0.10)	(1.53)	(1.63)	–	(0.70)	(0.70)	7.67	(16.36)	11,265	2.33	2.33	2.33	(1.17)	23
2021	10.60	(0.15)	1.67	1.52	–	(2.12)	(2.12)	10.00	15.01	16,016	2.29	2.29	2.29	(1.30)	20
Royce Premier Fund–Institutional Class
2025	$11.08	$0.00	$0.66	$0.66	$–	$(1.26)	$(1.26)	$10.48	5.59%	$165,497	1.15%	1.15%	1.15%	0.01%	20%
2024	11.71	0.00	0.43	0.43	(0.01)	(1.05)	(1.06)	11.08	3.09	276,301	1.12	1.12	1.12	0.03	12
2023	10.22	0.02	2.28	2.30	(0.01)	(0.80)	(0.81)	11.71	22.64	256,228	1.12	1.12	1.12	0.17	15
2022	13.16	0.01	(2.03)	(2.02)	–	(0.92)	(0.92)	10.22	(15.37)	206,916	1.11	1.11	1.11	0.05	23
2021	13.80	(0.02)	2.19	2.17	(0.02)	(2.79)	(2.81)	13.16	16.39	273,853	1.09	1.09	1.09	(0.11)	20
Royce Small-Cap Fund–Investment Class
2025	$9.03	$0.04	$0.79	$0.83	$(0.05)	$(0.57)	$(0.62)	$9.24	8.95%	$1,325,621	0.96%	0.95%	0.95%	0.40%	43%
2024	9.18	0.03	0.66	0.69	(0.05)	(0.79)	(0.84)	9.03	7.07	1,404,771	0.94	0.93	0.93	0.29	37
2023	7.61	0.02	2.00	2.02	(0.04)	(0.41)	(0.45)	9.18	26.66	1,401,591	0.94	0.94	0.94	0.25	40
2022	9.65	0.03	(1.68)	(1.65)	(0.00)	(0.39)	(0.39)	7.61	(17.06)	1,191,941	0.94	0.94	0.94	0.31	45
2021	10.24	0.02	2.11	2.13	(0.01)	(2.71)	(2.72)	9.65	22.05	1,605,587	0.91	0.91	0.91	0.15	60
Royce Small-Cap Fund–Service Class
2025	$8.98	$0.01	$0.78	$0.79	$(0.02)	$(0.56)	$(0.58)	$9.19	8.62%	$59,537	1.32%	1.31%	1.29%	0.06%	43%
2024	9.12	(0.00)	0.67	0.67	(0.02)	(0.79)	(0.81)	8.98	6.83	67,101	1.29	1.29	1.27	(0.05)	37
2023	7.56	(0.01)	1.99	1.98	(0.01)	(0.41)	(0.42)	9.12	26.31	73,661	1.31	1.31	1.25	(0.06)	40
2022	9.62	(0.00)	(1.67)	(1.67)	–	(0.39)	(0.39)	7.56	(17.41)	58,043	1.30	1.30	1.25	(0.01)	45
2021	10.23	(0.02)	2.11	2.09	–	(2.70)	(2.70)	9.62	21.64	84,060	1.27	1.27	1.27	(0.22)	60

See Notes to Financial Statements	32

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Fund–Consultant Class
2025	$6.91	$(0.04)	$0.60	$0.56	$–	$(0.43)	$(0.43)	$7.04	7.94%	$160,449	1.98%	1.98%	1.98%	(0.62)%	43%
2024	7.05	(0.05)	0.51	0.46	–	(0.60)	(0.60)	6.91	6.09	179,498	1.95	1.95	1.95	(0.73)	37
2023	5.88	(0.05)	1.54	1.49	–	(0.32)	(0.32)	7.05	25.39	193,390	1.95	1.94	1.94	(0.76)	40
2022	7.53	(0.04)	(1.31)	(1.35)	–	(0.30)	(0.30)	5.88	(17.94)	175,956	1.94	1.94	1.94	(0.70)	45
2021	8.07	(0.08)	1.66	1.58	–	(2.12)	(2.12)	7.53	20.78	249,816	1.92	1.92	1.92	(0.86)	60
Royce Small-Cap Fund–Institutional Class
2025	$9.07	$0.04	$0.80	$0.84	$(0.05)	$(0.58)	$(0.63)	$9.28	9.00%	$225,963	0.91%	0.91%	0.91%	0.45%	43%
2024	9.21	0.03	0.68	0.71	(0.06)	(0.79)	(0.85)	9.07	7.23	218,416	0.89	0.89	0.89	0.33	37
2023	7.63	0.02	2.02	2.04	(0.04)	(0.42)	(0.46)	9.21	26.77	198,338	0.91	0.91	0.91	0.29	40
2022	9.68	0.03	(1.68)	(1.65)	(0.01)	(0.39)	(0.40)	7.63	(17.07)	133,606	0.90	0.90	0.90	0.33	45
2021	10.27	0.03	2.12	2.15	(0.01)	(2.73)	(2.74)	9.68	22.10	199,842	0.86	0.86	0.86	0.21	60
Royce Small-Cap Opportunity Fund–Investment Class
2025	$15.49	$(0.03)	$1.93	$1.90	$–	$(1.53)	$(1.53)	$15.86	11.86%	$727,497	1.25%	1.24%	1.24%	(0.21)%	51%
2024	15.11	(0.04)	1.65	1.61	–	(1.23)	(1.23)	15.49	10.30	806,369	1.23	1.22	1.22	(0.24)	35
2023	13.22	(0.00)	2.57	2.57	–	(0.68)	(0.68)	15.11	19.58	890,662	1.23	1.23	1.23	(0.02)	35
2022	16.76	0.00	(2.86)	(2.86)	–	(0.68)	(0.68)	13.22	(17.08)	911,802	1.23	1.23	1.23	0.03	35
2021	15.84	(0.06)	4.75	4.69	–	(3.77)	(3.77)	16.76	30.85	1,332,050	1.21	1.21	1.21	(0.30)	69
Royce Small-Cap Opportunity Fund–Service Class
2025	$14.07	$(0.06)	$1.74	$1.68	$–	$(1.38)	$(1.38)	$14.37	11.58%	$50,119	1.60%	1.60%	1.49%	(0.46)%	51%
2024	13.76	(0.07)	1.49	1.42	–	(1.11)	(1.11)	14.07	9.99	52,271	1.54	1.54	1.49	(0.52)	35
2023	12.07	(0.04)	2.35	2.31	–	(0.62)	(0.62)	13.76	19.26	75,831	1.54	1.54	1.49	(0.27)	35
2022	15.34	(0.03)	(2.62)	(2.65)	–	(0.62)	(0.62)	12.07	(17.28)	68,292	1.54	1.54	1.49	(0.23)	35
2021	14.66	(0.11)	4.39	4.28	–	(3.60)	(3.60)	15.34	30.43	109,440	1.50	1.50	1.49	(0.61)	69
Royce Small-Cap Opportunity Fund–Consultant Class
2025	$11.85	$(0.14)	$1.46	$1.32	$–	$(1.15)	$(1.15)	$12.02	10.79%	$12,481	2.38%	2.38%	2.24%	(1.21)%	51%
2024	11.69	(0.15)	1.25	1.10	–	(0.94)	(0.94)	11.85	9.06	12,479	2.34	2.34	2.24	(1.26)	35
2023	10.33	(0.12)	2.01	1.89	–	(0.53)	(0.53)	11.69	18.39	12,898	2.34	2.34	2.27	(1.06)	35
2022	13.24	(0.12)	(2.26)	(2.38)	–	(0.53)	(0.53)	10.33	(17.98)	11,396	2.35	2.35	2.35	(1.07)	35
2021	12.61	(0.21)	3.78	3.57	–	(2.94)	(2.94)	13.24	29.46	14,871	2.26	2.26	2.26	(1.35)	69
Royce Small-Cap Opportunity Fund–Institutional Class
2025	$15.93	$(0.02)	$1.98	$1.96	$–	$(1.57)	$(1.57)	$16.32	11.92%	$248,070	1.14%	1.14%	1.14%	(0.11)%	51%
2024	15.52	(0.02)	1.69	1.67	–	(1.26)	(1.26)	15.93	10.43	260,433	1.12	1.12	1.12	(0.13)	35
2023	13.59	0.01	2.65	2.66	(0.02)	(0.71)	(0.73)	15.52	19.65	262,010	1.12	1.12	1.12	0.10	35
2022	17.21	0.02	(2.94)	(2.92)	–	(0.70)	(0.70)	13.59	(16.94)	214,424	1.12	1.12	1.12	0.15	35
2021	16.22	(0.03)	4.84	4.81	–	(3.82)	(3.82)	17.21	30.89	291,961	1.08	1.08	1.08	(0.18)	69

See Notes to Financial Statements	33

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Opportunity Fund–R Class
2025	$13.42	$(0.11)	$1.67	$1.56	$–	$(1.32)	$(1.32)	$13.66	11.21%	$37,822	1.89%	1.89%	1.89%	(0.86)%	51%
2024	13.18	(0.12)	1.43	1.31	–	(1.07)	(1.07)	13.42	9.54	40,741	1.85	1.85	1.85	(0.87)	35
2023	11.61	(0.08)	2.25	2.17	–	(0.60)	(0.60)	13.18	18.76	45,422	1.85	1.85	1.85	(0.63)	35
2022	14.80	(0.07)	(2.53)	(2.60)	–	(0.59)	(0.59)	11.61	(17.54)	38,971	1.85	1.85	1.85	(0.57)	35
2021	14.03	(0.16)	4.20	4.04	–	(3.27)	(3.27)	14.80	30.01	51,537	1.81	1.81	1.81	(0.90)	69
Royce Small-Cap Special Equity Fund–Investment Class
2025	$15.20	$0.29	$0.27	$0.56	$(0.35)	$(1.38)	$(1.73)	$14.03	3.34%	$353,767	1.26%	1.25%	1.24%	1.98%	12%
2024	17.05	0.36 [1]	0.27	0.63	(0.40)	(2.08)	(2.48)	15.20	3.05	481,035	1.22	1.22	1.22	2.11 [1]	5
2023	15.92	0.24	1.80	2.04	(0.25)	(0.66)	(0.91)	17.05	12.83	605,345	1.22	1.22	1.22	1.45	14
2022	19.09	0.18	(1.39)	(1.21)	(0.19)	(1.77)	(1.96)	15.92	(6.33)	587,346	1.21	1.21	1.21	1.01	23
2021	18.22	0.17	3.86	4.03	(0.20)	(2.96)	(3.16)	19.09	22.50	755,338	1.20	1.20	1.20	0.82	42
Royce Small-Cap Special Equity Fund–Service Class
2025	$15.20	$0.25	$0.28	$0.53	$(0.30)	$(1.38)	$(1.68)	$14.05	3.13%	$18,856	1.64%	1.64%	1.49%	1.72%	12%
2024	17.05	0.32 [1]	0.26	0.58	(0.36)	(2.07)	(2.43)	15.20	2.77	27,792	1.58	1.58	1.49	1.87 [1]	5
2023	15.92	0.19	1.79	1.98	(0.20)	(0.65)	(0.85)	17.05	12.50	32,297	1.58	1.57	1.49	1.16	14
2022	19.06	0.12	(1.37)	(1.25)	(0.13)	(1.76)	(1.89)	15.92	(6.56)	34,729	1.57	1.57	1.49	0.70	23
2021	18.19	0.12	3.85	3.97	(0.16)	(2.94)	(3.10)	19.06	22.19	57,738	1.54	1.54	1.46	0.57	42
Royce Small-Cap Special Equity Fund–Consultant Class
2025	$13.78	$0.13	$0.23	$0.36	$(0.21)	$(1.24)	$(1.45)	$12.69	2.29%	$11,039	2.46%	2.45%	2.24%	0.99%	12%
2024	15.49	0.17 [1]	0.24	0.41	(0.25)	(1.87)	(2.12)	13.78	2.00	13,029	2.35	2.35	2.24	1.10 [1]	5
2023	14.49	0.05	1.63	1.68	(0.09)	(0.59)	(0.68)	15.49	11.64	15,317	2.36	2.35	2.31	0.35	14
2022	17.37	(0.04)	(1.25)	(1.29)	–	(1.59)	(1.59)	14.49	(7.43)	15,189	2.40	2.40	2.40	(0.23)	23
2021	16.60	(0.05)	3.50	3.45	(0.01)	(2.67)	(2.68)	17.37	21.16	25,068	2.31	2.31	2.31	(0.29)	42
Royce Small-Cap Special Equity Fund–Institutional Class
2025	$15.05	$0.29	$0.28	$0.57	$(0.36)	$(1.43)	$(1.79)	$13.83	3.41%	$48,140	1.18%	1.18%	1.18%	2.03%	12%
2024	16.89	0.38 [1]	0.26	0.64	(0.42)	(2.06)	(2.48)	15.05	3.11	93,301	1.14	1.13	1.13	2.21 [1]	5
2023	15.77	0.25	1.79	2.04	(0.27)	(0.65)	(0.92)	16.89	12.95	130,917	1.14	1.14	1.14	1.55	14
2022	18.92	0.19	(1.37)	(1.18)	(0.21)	(1.76)	(1.97)	15.77	(6.27)	116,301	1.12	1.12	1.12	1.08	23
2021	18.06	0.19	3.82	4.01	(0.22)	(2.93)	(3.15)	18.92	22.63	238,810	1.11	1.11	1.11	0.92	42
Royce Small-Cap Total Return Fund–Investment Class
2025	$7.58	$0.06	$0.14	$0.20	$(0.09)	$(0.79)	$(0.88)	$6.90	2.43%	$559,338	1.24%	1.23%	1.14%	0.85%	59%
2024	7.40	0.04	0.73	0.77	(0.23)	(0.36)	(0.59)	7.58	10.03	625,357	1.21	1.21	1.17	0.57	51
2023	6.56	0.06 [2]	1.50	1.56	(0.25)	(0.47)	(0.72)	7.40	24.07	642,546	1.22	1.22	1.22	0.86 [2]	65
2022	8.78	0.08	(1.25)	(1.17)	(0.11)	(0.94)	(1.05)	6.56	(13.25)	591,730	1.22	1.22	1.22	0.97	62
2021	9.34	0.12	2.21	2.33	(0.13)	(2.76)	(2.89)	8.78	25.78	1,016,331	1.20	1.20	1.20	1.09	64

See Notes to Financial Statements	34

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Small-Cap Total Return Fund–Service Class
2025	$7.91	$0.04	$0.14	$0.18	$(0.05)	$(0.82)	$(0.87)	$7.22	2.13%	$46,540	1.60%	1.60%	1.49%	0.50%	59%
2024	7.70	0.02	0.75	0.77	(0.19)	(0.37)	(0.56)	7.91	9.69	56,507	1.54	1.54	1.47	0.26	51
2023	6.80	0.04 [2]	1.57	1.61	(0.23)	(0.48)	(0.71)	7.70	23.85	58,424	1.58	1.58	1.49	0.58 [2]	65
2022	9.08	0.06	(1.30)	(1.24)	(0.07)	(0.97)	(1.04)	6.80	(13.54)	58,571	1.57	1.57	1.49	0.74	62
2021	9.62	0.09	2.28	2.37	(0.07)	(2.84)	(2.91)	9.08	25.54	80,478	1.52	1.52	1.49	0.78	64
Royce Small-Cap Total Return Fund–Consultant Class
2025	$8.05	$(0.01)	$0.15	$0.14	$(0.01)	$(0.84)	$(0.85)	$7.34	1.52%	$71,049	2.27%	2.27%	2.17%	(0.19)%	59%
2024	7.83	(0.04)	0.75	0.71	(0.12)	(0.37)	(0.49)	8.05	8.79	81,872	2.24	2.24	2.20	(0.46)	51
2023	6.89	(0.01)[2]	1.58	1.57	(0.14)	(0.49)	(0.63)	7.83	22.91	85,488	2.25	2.24	2.24	(0.17)[2]	65
2022	9.18	0.00	(1.31)	(1.31)	–	(0.98)	(0.98)	6.89	(14.15)	84,448	2.23	2.23	2.23	0.01	62
2021	9.75	0.01	2.31	2.32	(0.01)	(2.88)	(2.89)	9.18	24.63	112,649	2.18	2.18	2.18	0.09	64
Royce Small-Cap Total Return Fund–Institutional Class
2025	$7.41	$0.07	$0.13	$0.20	$(0.10)	$(0.77)	$(0.87)	$6.74	2.54%	$213,606	1.14%	1.14%	1.02%	0.96%	59%
2024	7.24	0.05	0.71	0.76	(0.24)	(0.35)	(0.59)	7.41	10.19	211,812	1.12	1.12	1.07	0.67	51
2023	6.43	0.07 [2]	1.46	1.53	(0.27)	(0.45)	(0.72)	7.24	24.12	212,581	1.13	1.13	1.13	0.95 [2]	65
2022	8.61	0.08	(1.22)	(1.14)	(0.12)	(0.92)	(1.04)	6.43	(13.13)	181,476	1.14	1.14	1.14	1.07	62
2021	9.17	0.13	2.17	2.30	(0.14)	(2.72)	(2.86)	8.61	25.91	279,510	1.10	1.10	1.10	1.19	64
Royce Small-Cap Total Return Fund–R Class
2025	$8.08	$0.01	$0.15	$0.16	$(0.03)	$(0.84)	$(0.87)	$7.37	1.80%	$20,834	1.94%	1.94%	1.85%	0.15%	59%
2024	7.85	(0.01)	0.76	0.75	(0.14)	(0.38)	(0.52)	8.08	9.26	22,112	1.89	1.89	1.85	(0.11)	51
2023	6.92	0.01 [2]	1.59	1.60	(0.18)	(0.49)	(0.67)	7.85	23.28	22,322	1.91	1.91	1.91	0.17 [2]	65
2022	9.20	0.03	(1.32)	(1.29)	(0.01)	(0.98)	(0.99)	6.92	(13.87)	20,180	1.91	1.91	1.91	0.32	62
2021	9.76	0.05	2.31	2.36	(0.04)	(2.88)	(2.92)	9.20	25.01	27,040	1.85	1.85	1.85	0.42	64
Royce Small-Cap Value Fund–Investment Class
2025	$10.06	$0.09	$0.66	$0.75	$(0.10)	$(0.92)	$(1.02)	$9.79	7.03%	$31,821	1.39%	1.38%	1.24%	0.93%	51%
2024	10.30	0.12	0.28	0.40	(0.13)	(0.51)	(0.64)	10.06	3.54	35,267	1.35	1.34	1.24	1.16	43
2023	8.85	0.11	2.21	2.32	(0.12)	(0.75)	(0.87)	10.30	26.39	37,440	1.36	1.35	1.24	1.15	48
2022	10.43	0.07	(1.09)	(1.02)	(0.05)	(0.51)	(0.56)	8.85	(9.87)	35,545	1.35	1.35	1.24	0.76	62
2021	8.61	0.02	2.41	2.43	(0.01)	(0.60)	(0.61)	10.43	28.48	44,621	1.31	1.31	1.24	0.20	53
Royce Small-Cap Value Fund–Service Class
2025	$10.01	$0.07	$0.64	$0.71	$(0.08)	$(0.91)	$(0.99)	$9.73	6.68%	$65,964	1.62%	1.62%	1.49%	0.68%	51%
2024	10.24	0.10	0.27	0.37	(0.09)	(0.51)	(0.60)	10.01	3.35	73,785	1.60	1.60	1.49	0.93	43
2023	8.81	0.09	2.18	2.27	(0.10)	(0.74)	(0.84)	10.24	25.96	99,077	1.62	1.62	1.49	0.92	48
2022	10.38	0.05	(1.09)	(1.04)	(0.03)	(0.50)	(0.53)	8.81	(10.06)	68,455	1.59	1.59	1.49	0.52	62
2021	8.58	(0.01)	2.41	2.40	–	(0.60)	(0.60)	10.38	28.24	81,840	1.55	1.55	1.49	(0.06)	53

See Notes to Financial Statements	35

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency					Ratio of Expenses to Average Net Assets			Ratio of Net Investment Income (Loss) to Average Net Assets
							Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements		Portfolio Turnover Rate
Royce Smaller-Companies Growth Fund–Investment Class
2025	$7.90	$(0.04)	$1.64	$1.60	$(0.17)	$(1.22)	$(1.39)	$8.11	19.94%	$73,611	1.29%	1.28%	1.02%	(0.48)%	75%
2024	6.66	(0.04)	1.53	1.49	(0.08)	(0.17)	(0.25)	7.90	22.15	64,900	1.26	1.26	1.24	(0.60)	73
2023	5.69	(0.04)	1.01	0.97	–	–	–	6.66	17.05	63,279	1.27	1.27	1.24	(0.68)	65
2022	8.74	(0.06)	(2.74)	(2.80)	–	(0.25)	(0.25)	5.69	(32.07)	61,107	1.26	1.26	1.24	(0.97)	66
2021	11.06	(0.11)	0.83	0.72	–	(3.04)	(3.04)	8.74	8.09	106,318	1.19	1.19	1.19	(0.91)	50
Royce Smaller-Companies Growth Fund–Service Class
2025	$7.60	$(0.07)	$1.57	$1.50	$(0.13)	$(1.18)	$(1.31)	$7.79	19.34%	$113,478	1.57%	1.57%	1.45%	(0.91)%	75%
2024	6.41	(0.06)	1.47	1.41	(0.06)	(0.16)	(0.22)	7.60	21.84	116,998	1.55	1.55	1.49	(0.85)	73
2023	5.48	(0.06)	0.99	0.93	–	–	–	6.41	16.97	112,078	1.57	1.57	1.49	(0.93)	65
2022	8.45	(0.08)	(2.65)	(2.73)	–	(0.24)	(0.24)	5.48	(32.37)	105,585	1.55	1.55	1.49	(1.22)	66
2021	10.74	(0.15)	0.82	0.67	–	(2.96)	(2.96)	8.45	7.78	178,553	1.51	1.51	1.49	(1.21)	50
Royce Smaller-Companies Growth Fund–Institutional Class
2025	$8.03	$(0.04)	$1.66	$1.62	$(0.17)	$(1.24)	$(1.41)	$8.24	19.80%	$7,288	1.50%	1.50%	1.02%	(0.48)%	75%
2024	6.77	(0.04)	1.55	1.51	(0.08)	(0.17)	(0.25)	8.03	22.09	5,642	1.54	1.53	1.24	(0.59)	73
2023	5.77	(0.04)	1.04	1.00	–	–	–	6.77	17.33	5,231	1.54	1.53	1.21	(0.65)	65
2022	8.87	(0.06)	(2.79)	(2.85)	–	(0.25)	(0.25)	5.77	(32.17)	4,400	1.53	1.53	1.16	(0.89)	66
2021	11.23	(0.11)	0.85	0.74	–	(3.10)	(3.10)	8.87	8.16	7,278	1.41	1.41	1.16	(0.88)	50
Royce SMid-Cap Total Return Fund–Investment Class
2025	$5.94	$0.04	$0.03	$0.07	$(0.09)	$(3.72)	$(3.81)	$2.20	4.17%	$16,906	1.32%	1.31%	1.09%	0.75%	47%
2024	6.00	0.06	1.18	1.24	(0.23)	(1.07)	(1.30)	5.94	20.09	49,634	1.24	1.24	1.09	0.92	62
2023	5.48	0.06	1.20	1.26	(0.08)	(0.66)	(0.74)	6.00	23.12	44,754	1.28	1.27	1.09	1.05	14
2022	6.40	0.04	(0.90)	(0.86)	(0.05)	(0.01)	(0.06)	5.48	(13.45)	43,264	1.27	1.27	1.09	0.80	3
2021	6.11	0.05	1.17	1.22	(0.06)	(0.87)	(0.93)	6.40	20.47	54,466	1.21	1.21	1.09	0.76	0
Royce SMid-Cap Total Return Fund–Service Class
2025	$6.22	$0.03	$0.02	$0.05	$(0.07)	$(4.00)	$(4.07)	$2.20	4.00%	$14,343	1.66%	1.66%	1.34%	0.52%	47%
2024	6.27	0.05	1.22	1.27	(0.20)	(1.12)	(1.32)	6.22	19.62	20,702	1.56	1.56	1.34	0.67	62
2023	5.71	0.05	1.25	1.30	(0.06)	(0.68)	(0.74)	6.27	22.92	18,421	1.62	1.61	1.34	0.81	14
2022	6.65	0.03	(0.94)	(0.91)	(0.02)	(0.01)	(0.03)	5.71	(13.62)	14,005	1.62	1.62	1.34	0.55	3
2021	6.34	0.04	1.21	1.25	(0.04)	(0.90)	(0.94)	6.65	20.11	19,518	1.54	1.54	1.34	0.51	0
[1]	For Royce Small-Cap Special Equity Fund, a special distribution in 2024 from Ennis resulted in an increase in net investment income (loss) per share of $0.07 and an increase in the ratio of net investment income (loss) to average net assets of 0.44% for the Investment Class, $0.08 per share and 0.45% for the Service Class, $0.07 per share and 0.44% for the Consultant Class and $0.08 per share and 0.45% for the Institutional Class.
[2]	For Royce Small-Cap Total Return Fund, a special distribution in 2023 from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.17% for the Investment Class, $0.01 per share and 0.16% for the Service Class, $0.01 per share and 0.16% for the Consultant Class, $0.01 per share and 0.17% for the Institutional Class and $0.01 per share and 0.17% for the R Class.

See Notes to Financial Statements	36

Notes to Financial Statements

Summary of Significant Accounting Policies:

Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (formerly Royce Dividend Value Fund) (each, a “Fund,” and collectively, the “Funds”) are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing, registration and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of December 31, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce International Premier Fund
Common Stocks	$6,079,794	$73,329,279	$-	$79,409,073
Preferred Stock	-	1,450,934	-	1,450,934
Repurchase Agreement	-	3,407,864	-	3,407,864
Royce Micro-Cap Fund
Common Stocks	296,897,297	1,814,030	0	298,711,327
Warrants	5,834	-	-	5,834
Money Market Fund/Collateral Received for Securities Loaned	5,288,380	-	-	5,288,380
Repurchase Agreement	-	6,189,576	-	6,189,576
Royce Premier Fund
Common Stocks	963,809,674	-	-	963,809,674
Repurchase Agreement	-	20,069,046	-	20,069,046
Royce Small-Cap Fund
Common Stocks	1,720,847,266	-	-	1,720,847,266
Money Market Fund/Collateral Received for Securities Loaned	691,596	-	-	691,596
Repurchase Agreement	-	51,198,690	-	51,198,690
Royce Small-Cap Opportunity Fund
Common Stocks	1,039,395,030	7,799,527	0	1,047,194,557
Money Market Fund/Collateral Received for Securities Loaned	9,223,876	-	-	9,223,876
Repurchase Agreement	-	29,892,936	-	29,892,936
Royce Small-Cap Special Equity Fund
Common Stocks	368,283,925	3,782,000	-	372,065,925
Repurchase Agreement	-	60,497,133	-	60,497,133
Royce Small-Cap Total Return Fund
Common Stocks	865,138,748	1,927,983	-	867,066,731
Repurchase Agreement	-	51,926,871	-	51,926,871
Royce Small-Cap Value Fund
Common Stocks	97,547,359	-	-	97,547,359
Money Market Fund/Collateral Received for Securities Loaned	1,097,597	-	-	1,097,597
Repurchase Agreement	-	516,265	-	516,265
Royce Smaller-Companies Growth Fund
Common Stocks	183,839,646	-	-	183,839,646
Money Market Fund/Collateral Received for Securities Loaned	7,987,446	-	-	7,987,446
Repurchase Agreement	-	10,935,924	-	10,935,924
Royce SMid-Cap Total Return Fund
Common Stocks	28,635,503	514,512	-	29,150,015
Repurchase Agreement	-	2,156,909	-	2,156,909

Notes to Financial Statements (continued)

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of December 31, 2025, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds invest a significant portion of their respective assets in foreign companies that may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic, or other developments that are unique to a particular country or region. Therefore, the prices of securities of foreign companies in particular countries or regions may, at times, move in a different direction than those of securities of U.S. companies. Because such investments in securities of foreign companies are usually denominated in foreign currencies and such Funds do not intend to hedge their foreign currency exposures, the U.S. dollar value of such investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

Notes to Financial Statements (continued)

SECURITIES LENDING (continued):

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of December 31, 2025:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$5,288,380	$(5,026,484)	$261,896
Royce Small-Cap Fund	691,596	(663,531)	28,065
Royce Small-Cap Opportunity Fund	9,223,876	(8,783,382)	440,494
Royce Small-Cap Value Fund	1,097,597	(1,001,180)	96,417
Royce Smaller-Companies Growth Fund	7,987,446	(7,372,432)	615,014
[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of December 31, 2025:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$5,884,798	$(5,764,511)	$120,287
Royce Small-Cap Fund	4,897,894	(4,795,861)	102,033
Royce Small-Cap Opportunity Fund	23,155,664	(22,670,613)	485,051
Royce Smaller-Companies Growth Fund	5,278,347	(5,169,234)	109,113

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

Royce Small-Cap Total Return Fund and Royce SMid-Cap Total Return Fund pay any dividends from net investment income quarterly and make any distributions from net realized gains annually in December. The other Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

CAPITAL GAINS TAX:

The Funds may be subject to a tax imposed on capital gains on securities of issuers domiciled in certain countries. The Funds record an estimated deferred tax liability for gains in these securities. This amount, if any, is reported as deferred capital gains tax in the accompanying Statements of Assets and Liabilities, assuming those positions were disposed of at the end of the period.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign taxes on dividend income, if any, are recorded based on tax regulations and rates that exist in the foreign markets in which the Funds invest. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the Funds' books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds' Custodian (in such capacity, the "Custodian"), and through the Custodian's global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the “Royce Funds” are allocated equitably among the relevant Royce Funds. (The “Royce Funds” comprise the Funds and the other 5 U.S. registered investment companies for which Royce serves as investment manager.) All of the Royce Funds reimburse Royce in its capacity as administrator under administration agreements for costs and expenses paid or incurred in providing certain administrative services, including, without limitation, those relating to certain personnel, rent, technology, and supplies; amounts reimbursed to Royce by the Funds are included in administrative and office facilities and legal expenses.

Notes to Financial Statements (continued)

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 2, 2026. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the year ended December 31, 2025.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreements between the Trust, on behalf of the Funds, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in dollars):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Royce International Premier Fund
Investment Class	$4,320,844	$33,063,486	$477,735	$3,908,771	$(40,844,445)	$(192,175,576)	$(36,045,866)	$(155,203,319)
Service Class	570,053	2,109,944	124,105	711,026	(5,151,344)	(13,505,148)	(4,457,186)	(10,684,178)
Institutional Class	4,538,435	17,629,775	230,371	2,244,129	(69,813,584)	(142,179,752)	(65,044,778)	(122,305,848)
Royce Micro-Cap Fund
Investment Class	9,512,018	4,877,734	20,213,789	16,552,883	(25,113,611)	(25,221,166)	4,612,196	(3,790,549)
Service Class	1,245,019	1,525,770	15,447,380	13,130,354	(17,025,703)	(20,137,394)	(333,304)	(5,481,270)
Consultant Class	42,996	33,524	1,207,273	1,065,047	(1,589,085)	(1,561,379)	(338,816)	(462,808)
Royce Premier Fund
Investment Class	77,962,871	134,661,178	71,320,571	72,540,796	(293,319,520)	(326,775,722)	(144,036,078)	(119,573,748)
Service Class	3,662,589	5,269,880	2,868,702	2,584,680	(8,283,129)	(9,684,366)	(1,751,838)	(1,829,806)
Consultant Class	462,106	863,878	910,306	944,900	(3,207,575)	(1,592,710)	(1,835,163)	216,068
Institutional Class	64,965,400	65,915,254	16,340,210	22,477,597	(176,853,774)	(52,332,567)	(95,548,164)	36,060,284
Royce Small-Cap Fund
Investment Class	72,805,437	110,834,521	74,071,756	109,698,197	(248,929,902)	(194,256,092)	(102,052,709)	26,276,626
Service Class	4,306,710	5,254,845	3,316,780	5,181,369	(16,355,481)	(16,106,045)	(8,731,991)	(5,669,831)
Consultant Class	2,377,721	3,451,863	8,742,382	13,663,545	(32,274,628)	(27,693,165)	(21,154,525)	(10,577,757)
Institutional Class	27,643,703	41,536,973	14,070,294	18,752,713	(38,403,317)	(35,649,627)	3,310,680	24,640,059
Royce Small-Cap Opportunity Fund
Investment Class	61,374,142	128,105,952	53,990,734	49,382,009	(205,380,060)	(282,291,462)	(90,015,184)	(104,803,501)
Service Class	9,460,609	7,953,448	4,250,323	3,785,705	(16,506,405)	(37,092,462)	(2,795,473)	(25,353,309)
Consultant Class	768,907	1,314,264	1,008,832	874,075	(1,841,967)	(2,813,102)	(64,228)	(624,763)
Institutional Class	42,789,112	52,513,964	17,111,145	16,066,624	(77,538,153)	(77,816,237)	(17,637,896)	(9,235,649)
R Class	2,375,884	2,525,347	3,365,662	3,012,053	(9,226,893)	(11,053,131)	(3,485,347)	(5,515,731)
Royce Small-Cap Special Equity Fund
Investment Class	40,301,951	45,753,240	33,620,204	61,035,276	(168,001,166)	(177,307,002)	(94,079,011)	(70,518,486)
Service Class	3,185,337	3,759,299	1,310,351	2,799,060	(11,877,986)	(7,661,508)	(7,382,298)	(1,103,149)
Consultant Class	1,166,947	618,506	910,959	1,599,341	(3,091,331)	(2,956,849)	(1,013,425)	(739,002)
Institutional Class	14,649,764	21,682,125	5,753,045	9,963,360	(59,607,079)	(58,187,477)	(39,204,270)	(26,541,992)

Notes to Financial Statements (continued)

Capital Share Transactions (in dollars) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Royce Small-Cap Total Return Fund
Investment Class	$50,865,595	$58,896,942	$57,712,799	$40,678,659	$(123,179,722)	$(131,564,902)	$(14,601,328)	$(31,989,301)
Service Class	7,281,333	8,939,500	4,835,501	3,568,943	(17,625,903)	(15,943,602)	(5,509,069)	(3,435,159)
Consultant Class	3,390,068	3,653,350	6,925,918	4,363,616	(14,296,331)	(13,810,805)	(3,980,345)	(5,793,839)
Institutional Class	29,944,752	30,910,950	24,093,442	16,109,322	(32,398,787)	(51,824,255)	21,639,407	(4,803,983)
R Class	3,694,107	3,362,771	2,211,665	1,365,181	(5,323,217)	(5,525,044)	582,555	(797,092)
Royce Small-Cap Value Fund
Investment Class	1,164,307	2,217,156	2,365,738	1,853,426	(5,641,533)	(5,419,825)	(2,111,488)	(1,349,243)
Service Class	1,641,331	18,534,190	5,731,982	3,942,817	(12,836,496)	(46,091,106)	(5,463,183)	(23,614,099)
Royce Smaller-Companies Growth Fund
Investment Class	10,463,354	3,525,861	7,987,164	1,345,604	(11,352,124)	(14,629,868)	7,098,394	(9,758,403)
Service Class	2,527,168	3,739,232	15,450,694	3,210,708	(24,665,763)	(20,821,334)	(6,687,901)	(13,871,394)
Institutional Class	1,596,950	224,456	1,045,115	167,736	(1,109,410)	(819,591)	1,532,655	(427,399)
Royce SMid-Cap Total Return Fund
Investment Class	7,716,856	4,170,176	10,030,464	8,412,864	(39,162,726)	(7,305,680)	(21,415,406)	5,277,360
Service Class	1,795,307	1,805,721	9,102,793	3,329,102	(6,713,581)	(2,641,374)	4,184,519	2,493,449

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Royce International Premier Fund
Investment Class	350,480	2,605,758	38,189	323,574	(3,383,014)	(15,308,135)	(2,994,345)	(12,378,803)
Service Class	37,744	137,566	8,122	48,336	(345,065)	(886,576)	(299,199)	(700,674)
Institutional Class	365,396	1,395,870	18,430	185,926	(5,530,404)	(11,073,960)	(5,146,578)	(9,492,164)
Royce Micro-Cap Fund
Investment Class	857,562	434,533	1,770,034	1,428,204	(2,337,703)	(2,198,638)	289,893	(335,901)
Service Class	118,173	137,748	1,404,307	1,173,401	(1,600,594)	(1,823,474)	(78,114)	(512,325)
Consultant Class	5,828	4,032	147,769	127,246	(203,165)	(187,022)	(49,568)	(55,744)
Royce Premier Fund
Investment Class	7,200,081	11,454,398	6,715,634	6,242,753	(26,801,999)	(28,058,218)	(12,886,284)	(10,361,067)
Service Class	352,810	463,932	281,521	231,188	(798,417)	(856,260)	(164,086)	(161,140)
Consultant Class	55,921	99,329	115,815	108,734	(393,821)	(182,997)	(222,085)	25,066
Institutional Class	5,783,392	5,519,508	1,511,583	1,903,268	(16,447,416)	(4,364,574)	(9,152,441)	3,058,202
Royce Small-Cap Fund
Investment Class	8,130,682	11,587,350	7,748,092	11,498,763	(28,014,467)	(20,273,319)	(12,135,693)	2,812,794
Service Class	476,740	549,559	349,135	546,558	(1,819,705)	(1,695,181)	(993,830)	(599,064)
Consultant Class	341,367	468,435	1,200,877	1,871,718	(4,712,592)	(3,782,155)	(3,170,348)	(1,442,002)
Institutional Class	3,087,715	4,313,227	1,467,184	1,959,531	(4,293,735)	(3,713,563)	261,164	2,559,195
Royce Small-Cap Opportunity Fund
Investment Class	4,066,484	8,164,012	3,270,184	3,044,514	(13,526,477)	(18,072,964)	(6,189,809)	(6,864,438)
Service Class	669,276	558,963	284,113	257,006	(1,180,961)	(2,610,763)	(227,572)	(1,794,794)
Consultant Class	64,886	110,845	80,577	70,376	(159,750)	(232,265)	(14,287)	(51,044)
Institutional Class	2,695,295	3,273,243	1,007,130	963,227	(4,858,711)	(4,761,126)	(1,156,286)	(524,656)
R Class	181,032	186,618	236,685	214,229	(683,054)	(811,769)	(265,337)	(410,922)
Royce Small-Cap Special Equity Fund
Investment Class	2,764,926	2,698,028	2,318,635	3,829,064	(11,515,886)	(10,380,018)	(6,432,325)	(3,852,926)
Service Class	223,345	227,323	90,245	175,600	(799,325)	(468,610)	(485,735)	(65,687)
Consultant Class	88,713	39,107	69,433	110,604	(233,866)	(192,994)	(75,720)	(43,283)
Institutional Class	1,008,922	1,279,359	402,593	631,391	(4,129,019)	(3,463,221)	(2,717,504)	(1,552,471)
Royce Small-Cap Total Return Fund
Investment Class	7,077,617	7,892,856	8,170,738	5,131,713	(16,734,889)	(17,335,602)	(1,486,534)	(4,311,033)
Service Class	960,199	1,146,922	655,434	430,977	(2,314,515)	(2,021,325)	(698,882)	(443,426)
Consultant Class	430,057	458,659	924,848	515,794	(1,838,438)	(1,731,041)	(483,533)	(756,588)
Institutional Class	4,171,992	4,181,387	3,490,806	2,082,824	(4,576,365)	(7,020,432)	3,086,433	(756,221)
R Class	473,581	421,612	293,595	160,988	(676,226)	(689,614)	90,950	(107,014)

Notes to Financial Statements (continued)

Capital Share Transactions (in shares) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Royce Small-Cap Value Fund
Investment Class	117,803	215,913	231,708	174,687	(603,071)	(521,001)	(253,560)	(130,401)
Service Class	169,170	1,846,601	564,727	373,727	(1,327,426)	(4,522,237)	(593,529)	(2,301,909)
Royce Smaller-Companies Growth Fund
Investment Class	1,258,912	489,527	964,634	161,150	(1,357,317)	(1,934,003)	866,229	(1,283,326)
Service Class	318,360	480,951	1,941,042	399,839	(3,089,235)	(2,966,141)	(829,833)	(2,085,351)
Institutional Class	188,741	30,592	124,123	19,781	(131,501)	(120,498)	181,363	(70,125)
Royce SMid-Cap Total Return Fund
Investment Class	1,476,667	649,459	4,711,927	1,365,492	(6,879,977)	(1,108,440)	(691,383)	906,511
Service Class	377,492	266,887	4,318,009	516,485	(1,518,406)	(393,422)	3,177,095	389,950

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreements with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) to the extent necessary to maintain certain Funds’ net annual operating expense ratios at specified levels through April 30, 2026. To the extent that they impacted net expenses for the year ended December 31, 2025, the effects of those arrangements are shown below. See the Prospectuses for contractual waivers and expiration dates for all classes of all Funds.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP					YEAR ENDED DECEMBER 31, 2025
	PERCENTAGE OF AVERAGE NET ASSETS[1]	Investment Class	Service Class	Consultant Class	Institutional Class	R Class	Net advisory fees	Advisory fees waived
Royce International Premier Fund	1.00%	1.19%	1.44%	N/A	1.04%	N/A	$1,104,089	$240,621
Royce Micro-Cap Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	2,878,989	-
Royce Premier Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	10,908,021	-
Royce Small-Cap Fund	0.76%[2]	N/A	N/A	N/A	N/A	N/A	13,314,405	-
Royce Small-Cap Opportunity Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	10,640,418	-
Royce Small-Cap Special Equity Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	5,064,391	-
Royce Small-Cap Total Return Fund	1.00%	N/A	1.49%	2.24%	1.02%	N/A	8,442,202	879,012
Royce Small-Cap Value Fund	1.00%	1.24%	1.49%	N/A	N/A	N/A	982,453	-
Royce Smaller-Companies Growth Fund	1.00%	1.02%	1.49%	N/A	1.02%	N/A	1,654,255	219,982
Royce SMid-Cap Total Return Fund	0.85%	1.09%	1.34%	N/A	N/A	N/A	495,498	-
[1]	From a base annual rate of 1.00% (0.85% for Royce SMid-Cap Total Return Fund), the annual rates of investment advisory fees payable by each of the Funds, other than Royce Small-Cap Fund, are reduced by the indicated amount at the following breakpoints applicable to a Fund’s net assets in excess of $2 billion: more than $2 billion to $3 billion -- .05% per annum; more than $3 billion to $4 billion -- .10% per annum; over $4 billion -- .15% per annum.
[2]	Royce Small-Cap Fund's fees are calculated at the annual rate of 1.00% of the first $50 million of the Fund's average net assets, 0.875% of the next $50 million of average net assets and 0.75% of average net assets in excess of $100 million.

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	YEAR ENDED DECEMBER 31, 2025
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce International Premier Fund -- Service Class	0.25%	$48,066	$-
Royce Micro-Cap Fund -- Service Class	0.25%	306,239	-
Royce Micro-Cap Fund -- Consultant Class	1.00%	94,216	-
Royce Premier Fund -- Service Class	0.25%	72,206	-
Royce Premier Fund -- Consultant Class	1.00%	98,481	-
Royce Small-Cap Fund -- Service Class	0.25%	137,558	13,891
Royce Small-Cap Fund -- Consultant Class	1.00%	1,642,045	-
Royce Small-Cap Opportunity Fund -- Service Class	0.25%	122,169	-
Royce Small-Cap Opportunity Fund -- Consultant Class	1.00%	118,304	-
Royce Small-Cap Opportunity Fund -- R Class	0.50%	182,806	-

Notes to Financial Statements (continued)

DISTRIBUTOR (continued):

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	YEAR ENDED DECEMBER 31, 2025
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce Small-Cap Special Equity Fund -- Service Class	0.25%	$58,729	$-
Royce Small-Cap Special Equity Fund -- Consultant Class	1.00%	111,133	-
Royce Small-Cap Total Return Fund -- Service Class	0.25%	121,884	-
Royce Small-Cap Total Return Fund -- Consultant Class	1.00%	744,108	-
Royce Small-Cap Total Return Fund -- R Class	0.50%	104,875	-
Royce Small-Cap Value Fund -- Service Class	0.25%	166,216	-
Royce Smaller-Companies Growth Fund -- Service Class	0.25%	280,841	-
Royce SMid-Cap Total Return Fund -- Service Class	0.25%	46,744	1,419

Purchases and Sales of Investment Securities:

For the year ended December 31, 2025, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES[1]
Royce International Premier Fund	$27,743,040	$139,735,219
Royce Micro-Cap Fund	108,699,748	149,120,625
Royce Premier Fund	211,479,273	540,492,537
Royce Small-Cap Fund	735,206,290	939,694,452
Royce Small-Cap Opportunity Fund	523,641,889	735,495,687
Royce Small-Cap Special Equity Fund	50,524,354	187,868,780
Royce Small-Cap Total Return Fund	525,127,068	630,326,759
Royce Small-Cap Value Fund	49,050,064	64,549,133
Royce Smaller-Companies Growth Fund	134,022,057	160,886,469
Royce SMid-Cap Total Return Fund	25,366,528	60,181,555
[1]	Excludes the value of securities delivered as a result of redemptions-in-kind.

Cross trades were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Royce or an affiliate of Franklin Resources, Inc. serves as investment adviser. The Trust’s Chief Compliance Officer reviews such transactions each quarter for compliance with the requirements and restrictions set forth by Rule 17a-7, and reports the results of that review to the Board of Trustees. Cross trades for the year ended December 31, 2025, were as follows:

	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)
Royce Micro-Cap Fund	$40,123	$–	$–
Royce Small-Cap Opportunity Fund	–	431,690	(1,460,376)

Redemptions-In-Kind:

The Funds may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. The net realized gain will not be realized for tax purposes. For the year ended December 31, 2025, the following Funds had redemptions-in-kind:

	AMOUNT REDEEMED IN-KIND	REALIZED GAIN
Royce Small-Cap Fund	$19,771,890	$9,579,778
Royce Small-Cap Special Equity Fund	8,942,007	3,239,684

Class Specific Expenses:

Class specific expenses were as follows for the year ended December 31, 2025:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce International Premier Fund -- Investment Class	$–	$83,632	$17,016	$9,460	$(1,503)	$108,605	$20,019
Royce International Premier Fund -- Service Class	48,066	34,245	12,839	3,860	(325)	98,685	21,805
Royce International Premier Fund -- Institutional Class	–	71,120	16,711	14,621	(11,914)	90,538	90,538
	48,066	188,997	46,566	27,941	(13,742)		132,362
Royce Micro-Cap Fund -- Investment Class	–	166,930	21,690	24,041	(9,388)	203,273	33,789
Royce Micro-Cap Fund -- Service Class	306,239	202,027	17,498	11,763	(1,057)	536,470	96,922
Royce Micro-Cap Fund -- Consultant Class	94,216	17,670	13,267	3,493	(312)	128,334	23,843
	400,455	386,627	52,455	39,297	(10,757)		154,554

Notes to Financial Statements (continued)

Class Specific Expenses (continued):

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce Premier Fund -- Investment Class	$–	$797,384	$29,910	$66,048	$(18,500)	$874,842	$–
Royce Premier Fund -- Service Class	72,206	58,740	12,458	10,076	(1,255)	152,225	44,362
Royce Premier Fund -- Consultant Class	98,481	17,182	13,720	2,935	(277)	132,041	21,355
Royce Premier Fund -- Institutional Class	–	16,370	23,012	30,829	(1,253)	68,958	–
	170,687	889,676	79,100	109,888	(21,285)		65,717
Royce Small-Cap Fund -- Investment Class	–	1,020,254	29,849	105,521	(38,139)	1,117,485	–
Royce Small-Cap Fund -- Service Class	137,558	98,281	12,599	9,225	(1,387)	256,276	–
Royce Small-Cap Fund -- Consultant Class	1,642,045	147,791	15,187	15,605	(3,871)	1,816,757	–
Royce Small-Cap Fund -- Institutional Class	–	50,225	16,562	18,446	(8,880)	76,353	–
	1,779,603	1,316,551	74,197	148,797	(52,277)		–
Royce Small-Cap Opportunity Fund -- Investment Class	–	858,631	27,998	57,758	(19,747)	924,640	27,947
Royce Small-Cap Opportunity Fund -- Service Class	122,169	81,248	12,924	18,221	(468)	234,094	51,835
Royce Small-Cap Opportunity Fund -- Consultant Class	118,304	16,327	12,173	3,120	(192)	149,732	16,903
Royce Small-Cap Opportunity Fund -- Institutional Class	–	26,702	16,839	13,778	(2,703)	54,616	–
Royce Small-Cap Opportunity Fund -- R Class	182,806	84,423	11,441	2,770	(329)	281,111	–
	423,279	1,067,331	81,375	95,647	(23,439)		96,685
Royce Small-Cap Special Equity Fund -- Investment Class	–	475,460	23,705	36,002	(11,199)	523,968	59,152
Royce Small-Cap Special Equity Fund -- Service Class	58,729	45,061	12,629	5,529	(367)	121,581	35,806
Royce Small-Cap Special Equity Fund -- Consultant Class	111,133	20,142	13,292	3,430	(541)	147,456	23,642
Royce Small-Cap Special Equity Fund -- Institutional Class	–	15,747	13,892	7,789	(1,108)	36,320	–
	169,862	556,410	63,518	52,750	(13,215)		118,600
Royce Small-Cap Total Return Fund -- Investment Class	–	622,842	22,759	62,620	(14,420)	693,801	–
Royce Small-Cap Total Return Fund -- Service Class	121,884	94,783	12,940	7,977	(794)	236,790	7,199
Royce Small-Cap Total Return Fund -- Consultant Class	744,108	88,807	14,034	12,525	(2,592)	856,882	–
Royce Small-Cap Total Return Fund -- Institutional Class	–	13,570	14,791	29,618	(633)	57,346	57,346
Royce Small-Cap Total Return Fund -- R Class	104,875	56,984	7,816	4,066	(471)	173,270	–
	970,867	876,986	72,340	116,806	(18,910)		64,545
Royce Small-Cap Value Fund -- Investment Class	–	44,448	15,466	6,038	(1,747)	64,205	44,528
Royce Small-Cap Value Fund -- Service Class	166,216	102,627	19,597	8,508	(847)	296,101	88,561
	166,216	147,075	35,063	14,546	(2,594)		133,089
Royce Smaller-Companies Growth Fund -- Investment Class	–	77,136	15,886	11,331	(3,918)	100,435	100,435
Royce Smaller-Companies Growth Fund -- Service Class	280,841	171,227	19,892	11,480	(1,030)	482,410	–
Royce Smaller-Companies Growth Fund -- Institutional Class	–	8,060	13,155	2,210	(118)	23,307	23,307
	280,841	256,423	48,933	25,021	(5,066)		123,742
Royce SMid-Cap Total Return Fund -- Investment Class	–	59,761	19,816	11,199	(945)	89,831	87,794
Royce SMid-Cap Total Return Fund -- Service Class	46,744	36,577	17,469	4,243	(462)	104,571	60,011
	46,744	96,338	37,285	15,442	(1,407)		147,805

Notes to Financial Statements (continued)

Tax Information:

As of December 31, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Royce International Premier Fund	$74,705,894	$9,561,977	$16,068,817	$6,506,840
Royce Micro-Cap Fund	228,692,333	81,502,784	107,226,940	25,724,156
Royce Premier Fund	504,261,235	479,617,485	491,007,351	11,389,866
Royce Small-Cap Fund	1,161,996,310	610,741,242	644,536,974	33,795,732
Royce Small-Cap Opportunity Fund	790,063,324	296,248,045	339,130,150	42,882,105
Royce Small-Cap Special Equity Fund	365,253,775	67,309,283	78,186,729	10,877,446
Royce Small-Cap Total Return Fund	782,947,997	136,045,605	177,334,437	41,288,832
Royce Small-Cap Value Fund	72,318,232	26,842,989	29,185,896	2,342,907
Royce Smaller-Companies Growth Fund	148,737,860	54,025,156	56,990,040	2,964,884
Royce SMid-Cap Total Return Fund	27,000,022	4,306,902	5,675,075	1,368,173

The primary causes of the difference between book and tax basis cost are the timing of the recognition of losses on securities sold, investments in Real Estate Investment Trusts, investments in publicly traded partnerships and mark-to-market of Passive Foreign Investment Companies.

Distributions during the years ended December 31, 2025 and 2024, were characterized as follows for tax purposes:

	ORDINARY INCOME		LONG-TERM CAPITAL GAINS		RETURN OF CAPITAL
	2025	2024	2025	2024	2025	2024
Royce International Premier Fund	$1,085,112	$10,543,802	$–	$–	$11,086	$–
Royce Micro-Cap Fund	–	–	40,553,266	33,972,247	–	–
Royce Premier Fund	–	269,057	109,514,484	117,862,992	–	–
Royce Small-Cap Fund	8,538,987	17,482,277	103,542,406	144,450,383	–	–
Royce Small-Cap Opportunity Fund	–	51,547	96,698,583	88,557,223	–	–
Royce Small-Cap Special Equity Fund	9,894,470	15,118,521	40,185,397	77,749,398	–	–
Royce Small-Cap Total Return Fund	13,057,543	35,033,381	92,396,264	37,401,298	–	–
Royce Small-Cap Value Fund	784,086	1,192,387	8,526,150	5,211,482	–	–
Royce Smaller-Companies Growth Fund	7,345,807	1,674,406	21,873,377	3,890,608	–	–
Royce SMid-Cap Total Return Fund	2,563,557	2,170,762	22,566,319	10,785,989	–	–

The tax basis components of distributable earnings as of December 31, 2025, were as follows:

	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS OR (CAPITAL LOSS CARRYFORWARD)	NET UNREALIZED APPRECIATION (DEPRECIATION)[1]	QUALIFIED LATE YEAR ORDINARY AND POST-OCTOBER LOSS DEFERRALS[2]	TOTAL DISTRIBUTABLE EARNINGS	CAPITAL LOSS CARRYFORWARD UTILIZED
Royce International Premier Fund	$–	$(121,211,055)	$9,792,654	$(195,144)	$(111,613,545)	$7,191,186
Royce Micro-Cap Fund	–	7,143,903	81,502,741	–	88,646,644	–
Royce Premier Fund	–	26,001,941	479,617,483	–	505,619,424	–
Royce Small-Cap Fund	12,121,142	21,774,963	610,741,019	(869,301)	643,767,823	–
Royce Small-Cap Opportunity Fund	–	23,971,228	296,247,956	(201)	320,218,983	–
Royce Small-Cap Special Equity Fund	–	10,631,265	67,309,281	–	77,940,546	–
Royce Small-Cap Total Return Fund	–	9,751,873	136,045,332	(6,630,113)	139,167,092	–
Royce Small-Cap Value Fund	60,620	1,865,991	26,842,987	–	28,769,598	–
Royce Smaller-Companies Growth Fund	932,812	6,737,613	54,011,072	–	61,681,497	–
Royce SMid-Cap Total Return Fund	–	1,648,724	4,308,765	(555,612)	5,401,877	–
[1]	Includes timing differences on foreign currency, recognition of losses on securities sold, investments in Real Estate Investment Trusts, investments in publicly traded partnerships and mark-to-market of Passive Foreign Investment Companies.
[2]	Under the current tax law, capital losses and qualified late year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. This column also includes passive activity losses and 857 (b)(9) adjustments.

Notes to Financial Statements (continued)

Tax Information (continued):

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2025, the Funds recorded the following permanent reclassifications, which relate primarily to current net operating losses, redemptions-in-kind and equalization. Results of operations and net assets were not affected by these reclassifications.

	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
Royce International Premier Fund	$11,086	$(11,086)
Royce Micro-Cap Fund	198,663	(198,663)
Royce Premier Fund	603,687	(603,687)
Royce Small-Cap Fund	(9,419,123)	9,419,123
Royce Small-Cap Opportunity Fund	2,482,673	(2,482,673)
Royce Small-Cap Special Equity Fund	(3,232,078)	3,232,078
Royce Small-Cap Total Return Fund	–	–
Royce Small-Cap Value Fund	–	–
Royce Smaller-Companies Growth Fund	–	–
Royce SMid-Cap Total Return Fund	(12,015,938)	12,015,938

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (2022 – 2025) and has concluded that as of December 31, 2025, no provision for income tax is required in the Funds’ financial statements.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2025:

AFFILIATED COMPANY [1]	SHARES 12/31/24	MARKET VALUE 12/31/24	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 12/31/25	MARKET VALUE 12/31/25
Royce Small-Cap Opportunity Fund CONSUMER DISCRETIONARY – 0.4% TEXTILES, APPAREL & LUXURY GOODS – 0.4% Lakeland Industries [2]	428,565	$10,949,836	$1,310,904	$1,438,303	$51,075	$(7,073,116)	$51,317	n/a	n/a
		10,949,836			51,075	(7,073,116)	51,317
Royce Small-Cap Special Equity Fund CONSUMER DISCRETIONARY – 4.8% TEXTILES, APPAREL & LUXURY GOODS – 4.8% Movado Group [2]	1,068,000	21,018,240	4,687,966	6,722,729	(4,221,219)	5,960,842	1,606,675	n/a	n/a
		21,018,240			(4,221,219)	5,960,842	1,606,675
FINANCIALS – 4.9% CAPITAL MARKETS – 4.9% Diamond Hill Investment Group [3]	139,500	21,636,450	–	2,416,989	267,640	1,700,399	1,370,189	125,000	$21,187,500
		21,636,450			267,640	1,700,399	1,370,189		21,187,500
INDUSTRIALS – 2.8% MACHINERY – 2.8% Gencor Industries [3,4]	913,000	16,114,450	461,905	348,674	88,679	(4,302,440)	–	927,000	12,013,920
		16,114,450			88,679	(4,302,440)	–		12,013,920
INFORMATION TECHNOLOGY – 3.2% SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.2% NVE Corporation [2]	326,500	26,586,895	421,377	7,799,938	875,811	(6,497,575)	1,094,600	n/a	n/a
		26,586,895			875,811	(6,497,575)	1,094,600
		85,356,035			(2,989,089)	(3,138,774)	4,071,464		33,201,420
Royce Small-Cap Total Return Fund INFORMATION TECHNOLOGY – 3.0% IT SERVICES – 3.0% HACKETT Group (The) [3]	875,075	26,882,304	11,295,370	–	–	(11,067,859)	555,119	1,381,040	27,109,815
		26,882,304			–	(11,067,859)	555,119		27,109,815

[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund's net assets.
[2]	Not an Affiliated Company as of December 31, 2025.
[3]	As of December 31, 2025, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[4]	Non-income producing.

Notes to Financial Statements (continued)

Segment Reporting:

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce serves as investment manager for each Fund. The Management Committee of Royce functions as the Chief Operating Decision Maker ("CODM") for each Fund for purposes of Segment Reporting (Topic 280), evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Royce Fund and Shareholders of Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (constituting The Royce Fund, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 19, 2026

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Federal Tax Information (unaudited)

In January 2026, taxable shareholders that opted out of e-delivery were mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2025. Shareholders who elected e-delivery have received electronic notification of the form being available for download via their Online Account Access.

2025 Supplemental Tax Information:

	% QDI	% U.S. GOVT INCOME	% INCOME QUALIFYING FOR DRD	LONG-TERM CAPITAL GAIN DISTRIBUTION OR MAXIMUM ALLOWABLE (OOO’S)
Royce International Premier Fund	100.00%	N/A	0.24%	$–
Royce Micro-Cap Fund	0.00%	N/A	0.00%	40,553
Royce Premier Fund	0.00%	N/A	0.00%	109,514
Royce Small-Cap Fund	100.00%	N/A	100.00%	103,542
Royce Small-Cap Opportunity Fund	0.00%	N/A	0.00%	96,699
Royce Small-Cap Special Equity Fund	100.00%	N/A	100.00%	40,185
Royce Small-Cap Total Return Fund	98.26%	N/A	96.17%	92,396
Royce Small-Cap Value Fund	100.00%	N/A	100.00%	8,526
Royce Smaller-Companies Growth Fund	5.25%	N/A	4.63%	21,873
Royce SMid-Cap Total Return Fund	34.06%	N/A	27.09%	32,193

Definitions:

% QDI: Qualified Dividend Income; % of net investment income and/or short-term capital gains distributions that qualify for treatment at long-term capital gain rates.

% U.S. Govt Income: % of investment income paid from U.S. Government obligations.

% Income Qualifying for DRD: % of investment income eligible for the corporate dividend received deduction.

Foreign Tax Credit:

For the year ended December 31, 2025, Royce International Premier Fund had elected to pass through the credit for tax paid in foreign countries. The net foreign source income and foreign tax per share outstanding on the dividend distribution date are as follows:

NET FOREIGN SOURCE INCOME	NET FOREIGN SOURCE INCOME PER SHARE	FOREIGN TAX	FOREIGN TAX PER SHARE
$1,132,211	$0.1653	$228,886	$0.0334

Trustees and Officers

All Trustees and Officers may be reached c/o The Royce Funds, One Madison Avenue, New York, NY 10010

Christopher D. Clark, Trustee1, President

Age: 60 | Number of Funds Overseen: 15 | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Chief Executive Officer (since July 2016), President (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director of Royce, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.

Patricia W. Chadwick, Trustee

Age: 77 | Number of Funds Overseen: 15 | Tenure: Since 2009

Non-Royce Directorships: Director of Voya Mutual Funds

Principal Occupation(s) During Past 5 Years: Consultant and President, Ravengate Partners LLC (since 2000). Formerly Director, Wisconsin Energy Corp. (until 2022).

Christopher C. Grisanti, Trustee

Age: 64 | Number of Funds Overseen: 15 | Tenure: Since 2017

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Equity Strategist and Senior Portfolio Manager, MAI Capital Management LLC (investment advisory firm) (since May 2020). Formerly Co-Founder and Chief Executive Officer, Grisanti Capital Management LLC (investment advisory firm) (from 1999 to 2020); Director of Research and Portfolio Manager, Spears Benzak, Salomon & Farrell (from 1994 to 1999); and Senior Associate, Simpson, Thacher & Bartlett (law firm) (from 1988 to 1994).

Cecile B. Harper, Trustee

Age: 62 | Number of Funds Overseen: 15 | Tenure: Since 2020

Non-Royce Directorships: Director of Alarm.com Holdings, Inc. (since May 2024)

Principal Occupation(s) During Past Five Years: Chief Financial Officer and Chief Operating Officer, College Foundation at the University of Virginia (since October 2019). Formerly Board Member, Pyramid Peak Foundation (January 2012 to 2022); Board Member, Regional One Health Foundation (from June 2013 to September 2019); and Principal, Southeastern Asset Management (from December 1993 to September 2019).

G. Peter O’Brien, Trustee2

Age: 80 | Number of Funds Overseen: 63 | Tenure: Since 2001

Non-Royce Directorships: Director/Trustee of registered investment companies constituting the 48 Legg Mason Funds.

Principal Occupation(s) During Past Five Years: Trustee Emeritus, Colgate University (since 2005); and Emeritus Board Member, Hill House, Inc. (since 2019). Formerly Director, TICC Capital Corp. (from 2003-2017); Trustee, Colgate University (from 1996 to 2005); President, Hill House, Inc. (from 2001 to 2005); Board Member, Hill House, Inc. (from 1999 to 2019); Director, Bridges School (from 2006 to 2018); and Managing Director/ Equity Capital Markets Group, Merrill Lynch & Co. (from 1971 to 1999).

Julia W. Poston, Trustee

Age: 65 | Number of Funds Overseen: 15 | Tenure: Since 2023 Non-Royce Directorships: AuguStar Variable Insurance Products Fund, Inc. and The James Advantage Funds

Principal Occupation(s) During Past Five Years: Director, Member of Nominating/Governance Committee, and Chair of Audit Committee, Merus Corporation (formerly Al. Neyer Corporation) (since 2020); Director, Member of Governance Committee, and Chair of Audit Committee, Master Fluid Solutions (since 2021); Trustee and Chair of Finance/Audit Committee, Cincinnati Museum Center (non-profit) (since 2015); and Director and Founder, Cincinnati Women’s Executive Forum (non-profit) (since 2010).

Formerly Senior Client Partner (2002-2020) and Assurance Practice Group Leader for Ohio Valley Region (2014- 2019), Ernst & Young, LLP (international accounting and services firm); and Audit Partner, Arthur Andersen LLP (international accounting and services firm) (1982-2002).

Michael K. Shields, Trustee

Age: 67 | Number of Funds Overseen: 15 | Tenure: Since 2015

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Investment Officer, National Christian Foundation (since April 2024); Chairman, UNC Charlotte Investment Fund Board (since February 2016); and Chairman, Halftime Carolinas Board (since February 2011). Formerly President and Chief Executive Officer, Piedmont Trust Company (privately owned North Carolina trust company) (from February 2012 to December 2023); Owner, Shields Advisors (investment consulting firm) (from April 2010 to June 2012); President and Chief Executive Officer, Eastover Capital Management (2005-2007); President and Chief Executive Officer, Campbell, Cowperthwait & Co. (investment subsidiary of U.S. Trust Corporation) (1997-2002); and equity portfolio manager and co- manager of Quality Growth Team, Scudder, Stevens & Clark (1992-1997).

Francis D. Gannon, Vice President

Age: 58 | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Co- Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.

Daniel A. O’Byrne, Vice President

Age: 63 | Tenure: Since 1994

Principal Occupation(s) During Past Five Years: Principal and Vice President of Royce, having been employed by Royce since October 1986.

Peter K. Hoglund, Treasurer

Age: 59 | Tenure: Since 2015

Principal Occupation(s) During Past Five Years: Chief Financial Officer, Chief Administrative Officer, and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.

John E. Denneen, Secretary and Chief Legal Officer

Age: 58 | Tenure: 1996-2001 and Since 2002

Principal Occupation(s) During Past Five Years: General Counsel, Managing Director, and, since June 2015, a Member of the Board of Managers of Royce. Chief Legal and Compliance Officer and Secretary of Royce.

John P. Schwartz, Chief Compliance Officer

Age: 54 | Tenure: Since 2022

Principal Occupation(s) During Past Five Years: Chief Compliance Officer of The Royce Funds (since May 2022) and Associate General Counsel and Compliance Officer of Royce (since March 2013).

[1]	Interested Trustee.
[2]	Retired as Trustee effective as of the close of business on December 31, 2025.

Trustees will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. The Statement of Additional Information, which contains additional information about the Trust’s trustees and officers, is available and can be obtained without charge at www.royceinvest.com or by calling (800) 221-4268.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. The information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1)	The Royce Funds Code of Ethics.

(a)(2)	Not Applicable.

(a)(3)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/ Christopher D. Clark

Christopher D. Clark

Principal Executive Officer

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND		THE ROYCE FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
Principal Executive Officer		Principal Financial Officer

Date: February 27, 2026		Date: February 27, 2026